Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 23.7%
Technology - 7.9%
Microsoft Corp.	9,889	$4,255,237
Apple, Inc.	15,920	3,709,360
NVIDIA Corp.	29,288	3,556,735
Broadcom, Inc.	5,885	1,015,162
International Business Machines Corp.	3,971	877,909
QUALCOMM, Inc.	4,956	842,768
Applied Materials, Inc.	3,726	752,838
NXP Semiconductor N.V.	2,758	661,948
TE Connectivity plc	4,319	652,126
HP, Inc.	17,753	636,800
Akamai Technologies, Inc.*	5,993	604,993
NetApp, Inc.	4,691	579,385
Fair Isaac Corp.*	268	520,863
Skyworks Solutions, Inc.	5,260	519,530
Qorvo, Inc.*	4,562	471,255
KLA Corp.	571	442,188
Total Technology		20,099,097
Communications - 4.0%
Amazon.com, Inc.*	11,319	2,109,069
Alphabet, Inc. — Class C	11,678	1,952,445
Meta Platforms, Inc. — Class A	1,570	898,731
Cisco Systems, Inc.	15,715	836,352
AT&T, Inc.	35,054	771,188
Motorola Solutions, Inc.	1,541	692,880
eBay, Inc.	10,416	678,186
F5, Inc.*	2,960	651,792
Gen Digital, Inc.	22,720	623,210
GoDaddy, Inc. — Class A*	3,898	611,128
Arista Networks, Inc.*	1,010	387,658
Total Communications		10,212,639
Consumer, Non-cyclical - 3.9%
Johnson & Johnson	6,428	1,041,722
AbbVie, Inc.	5,159	1,018,799
Merck & Company, Inc.	7,976	905,754
Gilead Sciences, Inc.	8,946	750,033
United Rentals, Inc.	926	749,810
Bristol-Myers Squibb Co.	14,186	733,984
HCA Healthcare, Inc.	1,716	697,434
Regeneron Pharmaceuticals, Inc.*	630	662,281
Incyte Corp.*	9,614	635,485
Hologic, Inc.*	7,497	610,706
Eli Lilly & Co.	684	605,983
Universal Health Services, Inc. — Class B	2,525	578,250
Amgen, Inc.	1,701	548,079
DaVita, Inc.*	1,580	259,009
UnitedHealth Group, Inc.	292	170,727
Total Consumer, Non-cyclical		9,968,056
Industrial - 3.1%
Caterpillar, Inc.	2,377	929,692
RTX Corp.	6,400	775,424
Lockheed Martin Corp.	1,285	751,160
Amphenol Corp. — Class A	10,953	713,697
Westinghouse Air Brake Technologies Corp.	3,779	686,909
Masco Corp.	7,750	650,535
Allegion plc	4,367	636,447
Dover Corp.	3,176	608,966
TransDigm Group, Inc.	417	595,113
Snap-on, Inc.	1,970	570,729
Garmin Ltd.	3,069	540,236
Honeywell International, Inc.	1,839	380,140
A O Smith Corp.	2,233	200,590
Total Industrial		8,039,638
Financial - 3.1%
Bank of America Corp.	22,649	898,712
American Express Co.	3,012	816,854
Wells Fargo & Co.	13,766	777,641
Chubb Ltd.	2,516	725,589
Ameriprise Financial, Inc.	1,442	677,466
Hartford Financial Services Group, Inc.	5,427	638,270
Arch Capital Group Ltd.*	5,640	631,003
Fifth Third Bancorp	14,607	625,764
Everest Group Ltd.	1,545	605,377
Berkshire Hathaway, Inc. — Class B*	1,226	564,279
Synchrony Financial	9,885	493,064
Citizens Financial Group, Inc.	6,739	276,771
JPMorgan Chase & Co.	953	200,950
Total Financial		7,931,740
Consumer, Cyclical - 1.4%
WW Grainger, Inc.	672	698,081
Cummins, Inc.	2,130	689,673
PACCAR, Inc.	6,930	683,852
PulteGroup, Inc.	3,808	546,562
Lennar Corp. — Class A	1,939	363,524
Ralph Lauren Corp. — Class A	1,275	247,184
General Motors Co.	5,175	232,047
Tesla, Inc.*	741	193,868
Total Consumer, Cyclical		3,654,791
Utilities - 0.2%
Duke Energy Corp.	3,523	406,202
Energy - 0.1%
Exxon Mobil Corp.	1,526	178,878
Total Common Stocks
(Cost $49,430,299)		60,491,041

MUTUAL FUNDS† - 71.7%
Guggenheim Strategy Fund III[1]	2,501,870	62,271,552
Guggenheim Variable Insurance Strategy Fund III[1]	2,427,729	60,377,628
Guggenheim Strategy Fund II1	1,240,116	30,754,885
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,948,222	29,541,185
Total Mutual Funds
(Cost $182,662,406)		182,945,250

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
MONEY MARKET FUND***,† - 4.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[2]	11,318,757	$11,318,757
Total Money Market Fund
(Cost $11,318,757)		11,318,757
Total Investments - 99.8%
(Cost $243,411,462)		$254,755,048
Other Assets & Liabilities, net - 0.2%		631,437
Total Net Assets - 100.0%		$255,386,485

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	20	Dec 2024	$5,816,000	$125,048

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Index	Pay	5.71% (Federal Funds Rate + 0.79%)	At Maturity	10/31/24	15,034	$189,549,724	$–

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$60,491,041	$—		$—	$60,491,041
Mutual Funds	182,945,250	—		—	182,945,250
Money Market Fund	11,318,757	—		—	11,318,757
Equity Futures Contracts**	125,048	—		—	125,048
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$254,880,096	$—		$—	$254,880,096

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$33,013,461	$17,468,690	$(20,111,499)	$411,359	$(27,126)	$30,754,885	1,240,116	$1,411,007
Guggenheim Strategy Fund III	55,350,435	6,103,834	–	–	817,283	62,271,552	2,501,870	2,417,432
Guggenheim Ultra Short Duration Fund — Institutional Class	27,939,102	1,110,723	–	–	491,360	29,541,185	2,948,222	1,115,729
Guggenheim Variable Insurance Strategy Fund III	52,343,502	7,249,133	–	–	784,993	60,377,628	2,427,729	2,333,897
	$168,646,500	$31,932,380	$(20,111,499)	$411,359	$2,066,510	$182,945,250		$7,278,065

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 94.4%
Financial - 19.3%
Berkshire Hathaway, Inc. — Class B*	12,951	$5,960,827
Bank of America Corp.	138,250	5,485,760
Jefferies Financial Group, Inc.	66,119	4,069,624
JPMorgan Chase & Co.	18,035	3,802,860
First Horizon Corp.	224,284	3,483,131
American Tower Corp. — Class A REIT	14,076	3,273,514
Unum Group	39,083	2,323,094
Synovus Financial Corp.	51,898	2,307,904
Wells Fargo & Co.	39,933	2,255,815
Charles Schwab Corp.	34,239	2,219,030
Mastercard, Inc. — Class A	4,281	2,113,958
Goldman Sachs Group, Inc.	3,383	1,674,957
STAG Industrial, Inc. REIT	34,679	1,355,602
Total Financial		40,326,076
Consumer, Non-cyclical - 16.3%
Johnson & Johnson	21,775	3,528,856
Tyson Foods, Inc. — Class A	55,425	3,301,113
Medtronic plc	34,609	3,115,848
PayPal Holdings, Inc.*	39,093	3,050,427
Encompass Health Corp.	28,767	2,780,043
HCA Healthcare, Inc.	6,126	2,489,790
Ingredion, Inc.	17,910	2,461,371
Coca-Cola Co.	33,195	2,385,393
Humana, Inc.	7,086	2,244,420
Merck & Company, Inc.	18,090	2,054,300
Archer-Daniels-Midland Co.	33,763	2,017,002
Bunge Global S.A.	16,341	1,579,194
Euronet Worldwide, Inc.*	12,016	1,192,348
MGP Ingredients, Inc.	12,554	1,045,120
Pfizer, Inc.	26,058	754,119
Total Consumer, Non-cyclical		33,999,344
Technology - 10.5%
Leidos Holdings, Inc.	21,429	3,492,927
Microsoft Corp.	7,429	3,196,699
Fortinet, Inc.*	38,345	2,973,655
Fiserv, Inc.*	15,738	2,827,331
Teradyne, Inc.	14,622	1,958,324
Applied Materials, Inc.	9,397	1,898,664
KLA Corp.	2,414	1,869,426
QUALCOMM, Inc.	10,495	1,784,675
NXP Semiconductor N.V.	6,849	1,643,829
Intel Corp.*	12,988	304,698
Total Technology		21,950,228
Energy - 10.3%
Chevron Corp.	33,255	4,897,464
ConocoPhillips	37,877	3,987,690
Diamondback Energy, Inc.	19,179	3,306,459
Coterra Energy, Inc. — Class A	84,827	2,031,607
Equities Corp.	50,365	1,845,374
Kinder Morgan, Inc.	82,457	1,821,475
Marathon Oil Corp.	62,440	1,662,777
Exxon Mobil Corp.	8,886	1,041,617
Range Resources Corp.	29,996	922,677
Total Energy		21,517,140
Consumer, Cyclical - 10.0%
Walmart, Inc.	69,112	5,580,794
Levi Strauss & Co. — Class A	116,809	2,546,436
Las Vegas Sands Corp.	44,138	2,221,907
Ferguson Enterprises, Inc.	10,801	2,144,755
Delta Air Lines, Inc.	36,325	1,844,947
Lear Corp.	15,549	1,697,173
Southwest Airlines Co.	47,188	1,398,180
H&E Equipment Services, Inc.	21,423	1,042,872
BorgWarner, Inc.	27,517	998,592
Crocs, Inc.*	5,680	822,521
Advance Auto Parts, Inc.	13,809	538,413
Total Consumer, Cyclical		20,836,590
Industrial - 8.3%
Curtiss-Wright Corp.	12,698	4,173,705
Knight-Swift Transportation Holdings, Inc.	52,061	2,808,691
L3Harris Technologies, Inc.	10,925	2,598,730
Advanced Energy Industries, Inc.	23,086	2,429,571
Eagle Materials, Inc.	7,586	2,182,113
Teledyne Technologies, Inc.*	4,553	1,992,666
Johnson Controls International plc	15,821	1,227,868
Total Industrial		17,413,344
Utilities - 7.2%
OGE Energy Corp.	99,731	4,090,966
Edison International	39,837	3,469,404
Pinnacle West Capital Corp.	30,934	2,740,443
Exelon Corp.	61,531	2,495,082
Duke Energy Corp.	18,730	2,159,569
Total Utilities		14,955,464
Communications - 7.0%
Verizon Communications, Inc.	124,002	5,568,930
Alphabet, Inc. — Class A	23,889	3,961,991
AT&T, Inc.	117,235	2,579,170
T-Mobile US, Inc.	7,508	1,549,351
Walt Disney Co.	8,839	850,223
Total Communications		14,509,665
Basic Materials - 5.5%
Freeport-McMoRan, Inc.	48,972	2,444,682
Westlake Corp.	15,443	2,320,928
Nucor Corp.	13,164	1,979,076
DuPont de Nemours, Inc.	21,889	1,950,529
Reliance, Inc.	5,518	1,595,861
Huntsman Corp.	48,718	1,178,976
Total Basic Materials		11,470,052
Total Common Stocks
(Cost $142,503,236)		196,977,903

EXCHANGE-TRADED FUND***,† - 3.8%
iShares Russell 1000 Value ETF	42,314	8,031,197
Total Exchange-Traded Funds
(Cost $6,435,561)		8,031,197

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
MONEY MARKET FUND***,† - 1.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[1]	3,671,347	$3,671,347
Total Money Market Fund
(Cost $3,671,347)		3,671,347
Total Investments - 100.0%
(Cost $152,610,144)		$208,680,447
Other Assets & Liabilities, net - 0.0%		(80,378)
Total Net Assets - 100.0%		$208,600,069

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$196,977,903	$—	$—	$196,977,903
Exchange-Traded Fund	8,031,197	—	—	8,031,197
Money Market Fund	3,671,347	—	—	3,671,347
Total Assets	$208,680,447	$—	$—	$208,680,447

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 98.8%
Financial - 24.6%
Goldman Sachs Group, Inc.	2,450	$1,213,020
AXA S.A.	28,600	1,099,853
Simon Property Group, Inc. REIT	6,440	1,088,489
AvalonBay Communities, Inc. REIT	4,736	1,066,784
Intesa Sanpaolo SpA	242,800	1,037,694
Generali	35,400	1,023,087
United Overseas Bank Ltd.	40,500	1,014,084
National Australia Bank Ltd.	39,210	1,012,719
Bank of New York Mellon Corp.	13,400	962,924
Westpac Banking Corp.	43,530	954,824
VICI Properties, Inc. REIT	28,600	952,666
Berkshire Hathaway, Inc. — Class B*	2,030	934,328
UniCredit SpA	21,200	929,433
Skandinaviska Enskilda Banken AB — Class A	55,500	848,674
Svenska Handelsbanken AB — Class A	80,800	829,667
Essex Property Trust, Inc. REIT	2,760	815,359
Swedbank AB — Class A	38,200	810,072
Public Storage REIT	2,120	771,404
Gaming and Leisure Properties, Inc. REIT	14,200	730,590
Danske Bank A/S	24,100	725,302
WP Carey, Inc. REIT	11,500	716,450
Nordea Bank Abp	60,200	710,010
Tryg A/S	28,700	680,705
Allianz AG	1,980	650,518
Northern Trust Corp.	6,900	621,207
Banco Santander S.A.	119,300	611,248
ING Groep N.V.	33,500	607,171
BNP Paribas S.A.	8,500	582,665
Mitsubishi HC Capital, Inc.	80,300	564,580
Banco Bilbao Vizcaya Argentaria S.A.	49,670	537,027
Zurich Insurance Group AG	890	536,226
Swiss Life Holding AG	590	492,283
Mediobanca Banca di Credito Finanziario SpA	28,840	492,230
NN Group N.V.	9,100	453,834
FirstService Corp.	1,900	347,293
Equity Residential REIT	4,200	312,732
Synchrony Financial	6,100	304,268
Citigroup, Inc.	3,900	244,140
JPMorgan Chase & Co.	1,150	242,489
Sampo Oyj — Class A	4,800	223,989
American International Group, Inc.	2,600	190,398
Total Financial		28,942,436
Technology - 18.8%
NVIDIA Corp.	31,370	3,809,573
Apple, Inc.	15,775	3,675,575
Microsoft Corp.	8,386	3,608,496
International Business Machines Corp.	6,400	1,414,912
Texas Instruments, Inc.	5,450	1,125,806
Cognizant Technology Solutions Corp. — Class A	12,400	957,032
TE Connectivity plc	6,000	905,940
Skyworks Solutions, Inc.	8,600	849,422
Constellation Software, Inc.	260	843,404
Dell Technologies, Inc. — Class C	6,960	825,039
CGI, Inc.*	6,890	793,116
Pro Medicus Ltd.	6,200	764,228
Descartes Systems Group, Inc.*	6,000	617,659
QUALCOMM, Inc.	3,040	516,952
Broadcom, Inc.	2,230	384,675
SCSK Corp.	18,500	380,946
Paychex, Inc.	1,900	254,961
Otsuka Corp.	8,900	219,461
Ricoh Company Ltd.	19,000	203,917
Total Technology		22,151,114
Consumer, Non-cyclical - 14.1%
Johnson & Johnson	9,487	1,537,463
Novo Nordisk A/S — Class B	11,400	1,339,664
PepsiCo, Inc.	7,523	1,279,286
Colgate-Palmolive Co.	10,739	1,114,816
Altria Group, Inc.	21,500	1,097,360
Elevance Health, Inc.	1,910	993,200
CVS Health Corp.	15,000	943,200
Kraft Heinz Co.	26,100	916,371
UnitedHealth Group, Inc.	1,544	902,746
CK Hutchison Holdings Ltd.	149,232	858,161
McKesson Corp.	1,626	803,927
Kimberly-Clark Corp.	5,400	768,312
Shionogi & Company Ltd.	40,200	574,374
Medtronic plc	5,500	495,165
Essity AB — Class B	15,600	486,926
Royalty Pharma plc — Class A	16,600	469,614
Eli Lilly & Co.	480	425,251
Coca-Cola Co.	4,300	308,998
Philip Morris International, Inc.	2,500	303,500
Regeneron Pharmaceuticals, Inc.*	236	248,093
Constellation Brands, Inc. — Class A	940	242,229
Merck & Company, Inc.	2,100	238,476
Sysco Corp.	2,750	214,665
Total Consumer, Non-cyclical		16,561,797
Communications - 11.9%
Alphabet, Inc. — Class C	14,716	2,460,368
Amazon.com, Inc.*	11,028	2,054,847
Verizon Communications, Inc.	28,380	1,274,546
Cisco Systems, Inc.	23,200	1,234,704
Meta Platforms, Inc. — Class A	2,140	1,225,022
Arista Networks, Inc.*	2,600	997,932
Motorola Solutions, Inc.	1,790	804,838
Thomson Reuters Corp.	4,700	802,008
HKT Trust & HKT Ltd.	505,000	646,419
SoftBank Corp.	490,000	638,228
T-Mobile US, Inc.	2,680	553,045
Tele2 AB — Class B	44,600	504,744
KDDI Corp.	15,600	498,642
Comcast Corp. — Class A	8,900	371,753
Total Communications		14,067,096
Industrial - 7.3%
Lockheed Martin Corp.	1,798	1,051,039
Smurfit WestRock plc	20,400	1,008,168
Waste Connections, Inc.	5,100	911,982
Martin Marietta Materials, Inc.	1,650	888,112

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Industrial - 7.3% (continued)
Garmin Ltd.	4,900	$862,547
General Dynamics Corp.	2,850	861,270
Snap-on, Inc.	2,746	795,544
Amphenol Corp. — Class A	6,580	428,753
Aena SME S.A.[1]	1,750	385,121
Illinois Tool Works, Inc.	1,340	351,174
United Parcel Service, Inc. — Class B	2,300	313,582
Poste Italiane SpA[1]	17,800	249,584
Hexagon AB — Class B	23,100	248,457
Packaging Corporation of America	1,110	239,094
Total Industrial		8,594,427
Utilities - 7.1%
Southern Co.	14,140	1,275,145
Duke Energy Corp.	9,600	1,106,880
Entergy Corp.	8,400	1,105,524
Consolidated Edison, Inc.	9,940	1,035,052
DTE Energy Co.	7,210	925,836
Exelon Corp.	21,550	873,853
American Electric Power Company, Inc.	7,100	728,460
Iberdrola S.A.	46,800	723,969
FirstEnergy Corp.	7,200	319,320
Atmos Energy Corp.	1,800	249,678
Total Utilities		8,343,717
Consumer, Cyclical - 6.2%
Home Depot, Inc.	3,685	1,493,162
Walmart, Inc.	15,980	1,290,385
McDonald's Corp.	3,120	950,071
PACCAR, Inc.	8,800	868,384
Sekisui House Ltd.	29,580	817,899
General Motors Co.	13,180	590,991
Singapore Airlines Ltd.	111,400	589,606
Tesla, Inc.*	1,380	361,050
Lennar Corp. — Class A	1,800	337,464
Total Consumer, Cyclical		7,299,012
Basic Materials - 4.3%
Dow, Inc.	15,500	846,765
Reliance, Inc.	2,870	830,033
LyondellBasell Industries N.V. — Class A	8,060	772,954
Rio Tinto plc	10,200	722,522
Eastman Chemical Co.	5,600	626,920
Celanese Corp. — Class A	2,600	353,496
Wheaton Precious Metals Corp.	4,900	299,384
Nucor Corp.	1,900	285,646
Air Products and Chemicals, Inc.	890	264,988
Total Basic Materials		5,002,708
Energy - 3.8%
Phillips 66	7,380	970,101
Marathon Petroleum Corp.	5,870	956,282
Valero Energy Corp.	6,430	868,243
Chord Energy Corp.	3,600	468,828
Kinder Morgan, Inc.	20,100	444,009
DCC plc	5,400	367,855
Chevron Corp.	1,300	191,451
Aker BP ASA	8,600	184,365
Total Energy		4,451,134
Diversified - 0.4%
Jardine Matheson Holdings Ltd.	11,500	449,190
Common Stocks - 0.3%
CRH plc*	4,200	389,508
Total Common Stocks
(Cost $96,900,815)		116,252,139

EXCHANGE-TRADED FUNDS***,† - 0.6%
iShares MSCI EAFE ETF	4,329	362,034
SPDR S&P 500 ETF Trust	627	359,748
Total Exchange-Traded Funds
(Cost $697,857)		721,782

MONEY MARKET FUND***,† - 0.5%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 4.90%[2]	619,886	619,886
Total Money Market Fund
(Cost $619,886)		619,886
Total Investments - 99.9%
(Cost $98,218,558)		$117,593,807
Other Assets & Liabilities, net - 0.1%		153,654
Total Net Assets - 100.0%		$117,747,461

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $634,705 (cost $577,175), or 0.5% of total net assets.
[2]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$116,252,139	$—	$—	$116,252,139
Exchange-Traded Funds	721,782	—	—	721,782
Money Market Fund	619,886	—	—	619,886
Total Assets	$117,593,807	$—	$—	$117,593,807

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 0.0%
Communications - 0.0%
Vacasa, Inc. — Class A*	167	$469
Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	76,590	8
Total Common Stocks
(Cost $33,287)		477

PREFERRED STOCKS†† - 2.4%
Financial - 2.3%
Equitable Holdings, Inc.
4.95%	511,000	506,148
Citigroup, Inc.
4.00%	200,000	195,811
3.88%	200,000	192,495
7.63%	100,000	106,837
Wells Fargo & Co.
3.90%	500,000	485,953
Charles Schwab Corp.
4.00%	500,000	447,146
MetLife, Inc.
3.85%	400,000	393,543
Bank of New York Mellon Corp.
3.75%	400,000	377,533
Markel Group, Inc.
6.00%	360,000	359,611
JPMorgan Chase & Co.
3.65%	250,000	241,860
Goldman Sachs Group, Inc.
3.80%	150,000	144,355
CNO Financial Group, Inc.
5.13% due 11/25/60	6,000	129,240
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	100,000	100,500
Bank of America Corp.
4.38%	100,000	96,803
Selective Insurance Group, Inc.
4.60%	4,000	79,040
First Republic Bank
4.25%*	16,525	7
4.50%*	675	–
Total Financial		3,856,882
Energy - 0.1%
Venture Global LNG, Inc.
9.00%[3]	150,000	152,044
Total Preferred Stocks
(Cost $4,590,699)		4,008,926

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26	684	3
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	23,402	3
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	8,510	–
Total Warrants
(Cost $1,584)		6

MUTUAL FUNDS† - 4.0%
Guggenheim Total Return Bond Fund — R6-Class[4]	274,776	6,688,059
Total Mutual Funds
(Cost $7,228,852)		6,688,059

MONEY MARKET FUNDS***,† - 4.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[5]	6,305,726	6,305,726
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.81%[5]	663,503	663,503
Total Money Market Funds
(Cost $6,969,229)		6,969,229

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.3%
Government Agency - 20.4%
Uniform MBS 30 Year
due 12/01/24[14]	5,024,604	5,022,464
due 12/01/24[14]	2,970,000	2,667,535
due 01/01/25[14]	1,670,500	1,642,143
due 11/01/24[14]	1,577,396	1,576,435
due 12/01/24[14]	1,200,000	1,036,381
due 12/01/24[14]	1,210,000	1,003,118
due 12/01/24[14]	899,500	884,429
due 11/01/24[14]	786,027	795,287
Fannie Mae
5.00% due 05/01/53	2,347,655	2,356,441
3.00% due 05/01/52	1,394,192	1,251,456
6.00% due 09/01/54	1,077,930	1,111,341
5.50% due 09/01/54	1,079,246	1,097,327
5.00% due 04/01/53	866,208	866,704
5.50% due 05/01/53	702,677	712,169
5.00% due 08/01/53	529,321	529,597
5.50% due 06/01/54	401,718	406,417
5.00% due 06/01/53	180,268	180,277
Freddie Mac
5.50% due 06/01/54	1,380,831	1,396,914
5.50% due 06/01/53	1,143,459	1,159,777
5.50% due 09/01/53	993,608	1,018,999
5.00% due 04/01/53	849,087	849,529
6.00% due 08/01/54	791,660	817,063
5.50% due 05/01/53	790,460	799,819
6.00% due 09/01/54	675,000	695,471
5.50% due 09/01/54	670,000	683,177
5.00% due 03/01/53	457,526	457,871
GNMA II 30Year TBA
due 10/21/24[14]	2,383,370	2,406,131
Ginnie Mae
due 12/01/24[14]	800,000	800,656
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,6	2,516,771	224,753
Total Government Agency		34,449,681
Residential Mortgage-Backed Securities - 8.7%
OBX Trust
2024-NQM11, 6.13% due 06/25/64[3,7]	484,920	490,975
2024-NQM3, 6.43% due 12/25/63[7]	428,992	433,946

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.3% (continued)
Residential Mortgage-Backed Securities - 8.7% (continued)
2024-NQM13, 5.37% due 06/25/64[3,7]	248,666	$249,465
2024-NQM5, 6.29% due 01/25/64[3,7]	224,850	227,673
2024-NQM2, 6.18% due 12/25/63[7]	223,925	225,903
2022-NQM1, 6.50% (WAC) due 11/25/62◊,3	190,610	191,765
2024-NQM6, 6.85% due 02/25/64[3,7]	139,281	142,095
2024-NQM9, 6.44% due 01/25/64[3,7]	95,267	96,686
2024-NQM8, 6.59% due 05/25/64[3,7]	94,406	95,997
2022-NQM9, 6.45% due 09/25/62[3,7]	82,478	83,186
PRPM LLC
2022-1, 3.72% due 02/25/27[3,7]	629,889	624,508
2021-5, 4.79% due 06/25/26[3,7]	317,052	315,651
2024-4, 6.41% due 08/25/29[3,7]	98,087	98,674
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,7]	466,204	462,686
2024-NQM1, 6.40% due 12/01/63[3,7]	215,924	218,261
2023-NQM2, 4.50% due 05/25/62[7]	216,096	213,868
FIGRE Trust
2024-HE3, 6.13% (WAC) due 07/25/54◊,3	380,974	387,370
2024-HE2, 6.38% (WAC) due 05/25/54◊,3	275,907	282,480
2024-HE4, 5.06% (WAC) due 09/25/54◊,3	100,000	100,405
2024-HE1, 6.17% (WAC) due 03/25/54◊,3	88,968	90,578
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,3	618,113	574,416
2021-13, 2.50% (WAC) due 04/25/52◊,3	271,007	251,879
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[3,7]	336,896	334,357
2021-GS5, 2.25% due 07/25/67[3,7]	330,925	328,396
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69[3,7]	452,764	458,543
2023-1, 4.75% due 09/26/67[3,7]	174,071	172,538
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,3	650,275	621,524
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.09% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 12/25/36◊	1,136,581	604,586
Ameriquest Mortgage Securities Trust
2006-M3, 5.13% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	1,978,137	582,879
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 5.33% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,3	544,461	463,803
GCAT Trust
2023-NQM3, 6.89% due 08/25/68[3,7]	418,630	426,570
Home Equity Loan Trust
2007-FRE1, 5.16% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	436,053	415,260
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[3,7]	414,662	406,937
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,3	369,154	367,030
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[3,7]	356,288	355,639
Master Asset-Backed Securities Trust
2006-WMC4, 5.27% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 10/25/36◊	1,072,208	350,826
First Franklin Mortgage Loan Trust
2006-FF16, 5.39% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	827,201	341,918
CSMC Trust
2021-RPL4, 4.06% (WAC) due 12/27/60◊,3	327,542	326,388
Top Pressure Recovery Turbines
7.51% due 11/01/69	299,549	302,245

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.3% (continued)
Residential Mortgage-Backed Securities - 8.7% (continued)
New Residential Mortgage Loan Trust
2024-NQM2, 5.42% due 09/25/64[3]	300,000	$299,745
NovaStar Mortgage Funding Trust Series
2007-2, 5.17% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	289,751	282,418
HarborView Mortgage Loan Trust
2006-14, 5.38% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	290,885	268,849
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	1,644,620	237,392
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[3,7]	192,919	196,009
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	161,471	152,371
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.96% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	181,666	149,305
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,3	134,289	136,027
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,3	129,285	133,023
LSTAR Securities Investment Ltd.
2024-1, 8.45% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,3	87,601	87,294
Morgan Stanley Re-REMIC Trust
2010-R5, 5.31% due 06/26/36	26,896	25,097
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	2,697	2,689
Total Residential Mortgage-Backed Securities		14,688,125
Commercial Mortgage-Backed Securities - 1.2%
BX Commercial Mortgage Trust
2022-LP2, 7.06% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,3	379,618	376,533
2021-VOLT, 7.21% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,3	350,000	347,375
2024-AIRC, 7.24% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 08/15/39◊,3	200,000	200,250
GS Mortgage Securities Trust
2020-GC45, 0.77% (WAC) due 02/13/53◊,6	9,804,334	254,598
BX Trust
2024-VLT4, 7.24% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,3	150,000	149,625
2024-VLT4, 7.04% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,3	100,000	100,000
Extended Stay America Trust
2021-ESH, 7.46% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,3	222,759	223,189
Life Mortgage Trust
2021-BMR, 7.56% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,3	198,284	190,897
Citigroup Commercial Mortgage Trust
2016-GC37, 1.81% (WAC) due 04/10/49◊,6	2,745,030	42,693
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.56% (WAC) due 01/15/59◊,6	3,160,688	42,320
CFCRE Commercial Mortgage Trust
2016-C3, 1.11% (WAC) due 01/10/48◊,6	4,730,800	38,113

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.3% (continued)
Commercial Mortgage-Backed Securities - 1.2% (continued)
COMM Mortgage Trust
2015-CR26, 1.04% (WAC) due 10/10/48◊,6	5,468,041	$22,956
Total Commercial Mortgage-Backed Securities		1,988,549
Military Housing - 1.0%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	903,567	824,930
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.66% (WAC) due 11/25/55◊,3	891,506	821,307
Total Military Housing		1,646,237
Total Collateralized Mortgage Obligations
(Cost $54,297,259)		52,772,592

CORPORATE BONDS†† - 25.7%
Financial - 12.2%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[3]	1,000,000	857,220
Wilton RE Ltd.
6.00% [2,3,8]	682,000	630,102
Reliance Standard Life Global Funding II
5.24% due 02/02/26[3]	536,000	538,554
Citigroup, Inc.
2.57% due 06/03/31[2]	590,000	530,949
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	290,000	271,854
5.30% due 01/15/29	250,000	254,247
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	350,000	305,585
2.90% due 09/16/51[2,3]	200,000	173,481
Jefferies Financial Group, Inc.
2.75% due 10/15/32	300,000	255,923
6.20% due 04/14/34	100,000	107,049
2.63% due 10/15/31	100,000	86,739
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	403,421
2.90% due 12/15/31	50,000	43,968
JPMorgan Chase & Co.
5.35% due 06/01/34[2]	305,000	319,157
2.96% due 05/13/31[2]	135,000	124,166
Fort Moore Family Communities LLC
6.09% due 01/15/51[3]	453,572	431,463
FS KKR Capital Corp.
2.63% due 01/15/27	250,000	235,130
3.25% due 07/15/27	200,000	189,417
Global Atlantic Finance Co.
4.70% due 10/15/51[2,3]	250,000	239,343
7.95% due 06/15/33[3]	150,000	171,216
Morgan Stanley
6.63% due 11/01/34[2]	220,000	248,830
5.94% due 02/07/39[2]	150,000	157,493
Safehold GL Holdings LLC
2.80% due 06/15/31	180,000	158,017
2.85% due 01/15/32	151,000	130,503
6.10% due 04/01/34	100,000	105,681
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	250,000	217,148
2.69% due 06/23/32[2,3]	200,000	174,087
CoStar Group, Inc.
2.80% due 07/15/30[3]	430,000	387,392
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	350,000	384,048
Iron Mountain, Inc.
4.50% due 02/15/31[3]	261,000	247,584
5.63% due 07/15/32[3]	125,000	124,679
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	554,000	371,679
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	211,132
5.68% due 01/15/35	100,000	104,959
4.70% due 09/20/47	50,000	46,223
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	500,000	360,590
OneMain Finance Corp.
7.13% due 03/15/26	350,000	357,320
Standard Chartered plc
4.64% due 04/01/31[2,3]	350,000	348,750
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]	300,000	292,200
5.50% due 11/15/25[3]	50,000	49,907
First American Financial Corp.
4.00% due 05/15/30	360,000	341,944
LPL Holdings, Inc.
6.00% due 05/20/34	160,000	167,243
4.00% due 03/15/29[3]	174,000	166,539
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	250,000	228,445
5.63% due 08/16/32	100,000	103,608
Assurant, Inc.
6.10% due 02/27/26	200,000	202,231
2.65% due 01/15/32	149,000	128,439
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	350,000	322,259
Fidelity National Financial, Inc.
3.40% due 06/15/30	194,000	180,670
2.45% due 03/15/31	150,000	130,012
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	410,000	304,366
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	370,000	299,613
BPCE S.A.
7.00% due 10/19/34[2,3]	250,000	279,943
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	300,000	275,835

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 25.7% (continued)
Financial - 12.2% (continued)
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	290,000	$270,927
Lazard Group LLC
6.00% due 03/15/31	250,000	263,624
Credit Agricole S.A.
5.34% due 01/10/30[2,3]	250,000	257,255
UBS Group AG
2.10% due 02/11/32[2,3]	300,000	255,533
Ares Finance Company II LLC
3.25% due 06/15/30[3]	260,000	242,655
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	250,000	237,703
SBA Communications Corp.
3.13% due 02/01/29	250,000	231,073
CNO Financial Group, Inc.
6.45% due 06/15/34	170,000	179,710
5.25% due 05/30/29	50,000	50,605
Stewart Information Services Corp.
3.60% due 11/15/31	250,000	219,495
Societe Generale S.A.
2.89% due 06/09/32[2,3]	250,000	216,742
TPG Operating Group II, LP
5.88% due 03/05/34	200,000	213,232
Westpac Banking Corp.
3.02% due 11/18/36[2]	150,000	130,184
2.96% due 11/16/40	73,000	55,234
2.67% due 11/15/35[2]	27,000	23,557
BNP Paribas S.A.
5.50% due 05/20/30[2,3]	200,000	207,252
Lloyds Banking Group plc
5.46% due 01/05/28[2]	200,000	204,481
Hunt Companies, Inc.
5.25% due 04/15/29[3]	200,000	193,503
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	200,000	184,381
Brown & Brown, Inc.
5.65% due 06/11/34	100,000	104,917
2.38% due 03/15/31	90,000	77,913
Bank of America Corp.
2.59% due 04/29/31[2]	190,000	172,300
Americo Life, Inc.
3.45% due 04/15/31[3]	200,000	170,288
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[3]	160,000	169,530
Capital One Financial Corp.
6.38% due 06/08/34[2]	150,000	162,051
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	200,000	158,907
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	150,000	157,400
Pacific Beacon LLC
5.51% due 07/15/36[3]	150,000	147,833
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	190,000	139,210
Dyal Capital Partners III (B) LP
6.55% due 06/15/44†††	132,000	136,221
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	140,000	129,483
RGA Global Funding
5.50% due 01/11/31[3]	120,000	125,424
Prudential Financial, Inc.
3.70% due 10/01/50[2]	130,000	120,038
Aretec Group, Inc.
10.00% due 08/15/30[3]	100,000	106,422
Reinsurance Group of America, Inc.
5.75% due 09/15/34	100,000	105,341
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[3]	100,000	104,875
Wells Fargo & Co.
6.85% [2,8]	100,000	104,370
Globe Life, Inc.
5.85% due 09/15/34	100,000	103,333
Kennedy-Wilson, Inc.
4.75% due 03/01/29	109,000	100,900
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	90,000	81,590
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	100,000	73,291
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	100,000	72,783
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	100,000	69,108
Kemper Corp.
2.40% due 09/30/30	76,000	65,881
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[2,3]	50,000	53,366
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[3]	50,000	49,757
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	50,000	37,206
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	35,000	35,317
Total Financial		20,550,554
Industrial - 2.6%
AP Grange Holdings
6.50% due 03/20/45†††	900,000	907,461
5.00% due 03/20/45†††	200,000	205,155
Amsted Industries, Inc.
4.63% due 05/15/30[3]	470,000	448,914
TD SYNNEX Corp.
2.65% due 08/09/31	210,000	179,930
2.38% due 08/09/28	150,000	138,293
6.10% due 04/12/34	100,000	105,822

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 25.7% (continued)
Industrial - 2.6% (continued)
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	400,000	$398,592
Stadco LA LLC
3.75% due 05/15/56†††	500,000	355,985
Flowserve Corp.
3.50% due 10/01/30	270,000	251,364
2.80% due 01/15/32	100,000	86,613
Vontier Corp.
2.95% due 04/01/31	350,000	304,501
Berry Global, Inc.
5.80% due 06/15/31[3]	150,000	156,077
1.57% due 01/15/26	50,000	48,113
Weir Group plc
2.20% due 05/13/26[3]	200,000	192,364
Dyal Capital Partners III (A) LP
6.55% due 06/15/44†††	168,000	173,373
Boeing Co.
6.86% due 05/01/54[3]	100,000	109,761
6.53% due 05/01/34[3]	50,000	53,663
Owens Corning
5.95% due 06/15/54	110,000	116,746
Westinghouse Air Brake Technologies Corp.
5.61% due 03/11/34	100,000	105,703
Sealed Air Corp.
6.50% due 07/15/32[3]	100,000	103,117
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	37,831
Total Industrial		4,479,378
Energy - 2.5%
BP Capital Markets plc
4.88% [2,8]	516,000	510,403
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38[3]	200,000	211,784
6.10% due 08/23/42[3]	200,000	207,118
Targa Resources Corp.
5.50% due 02/15/35	300,000	308,965
6.50% due 03/30/34	63,000	69,630
Venture Global LNG, Inc.
9.50% due 02/01/29[3]	200,000	225,301
9.88% due 02/01/32[3]	100,000	111,119
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	328,000	265,522
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	250,000	259,792
ITT Holdings LLC
6.50% due 08/01/29[3]	248,000	234,943
Hess Midstream Operations, LP
5.63% due 02/15/26[3]	200,000	200,016
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[3]	200,000	185,946
Cheniere Energy Partners, LP
5.75% due 08/15/34[3]	150,000	156,263
Occidental Petroleum Corp.
5.38% due 01/01/32	150,000	152,060
Kinder Morgan, Inc.
5.20% due 06/01/33	150,000	151,846
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	110,000	109,339
Sunoco, LP
7.25% due 05/01/32[3]	100,000	106,002
Viper Energy, Inc.
7.38% due 11/01/31[3]	100,000	105,467
Whistler Pipeline LLC
5.70% due 09/30/31[3]	100,000	103,528
EnLink Midstream LLC
5.65% due 09/01/34	100,000	103,327
NuStar Logistics, LP
5.63% due 04/28/27	100,000	100,456
TransCanada PipeLines Ltd.
6.20% due 03/09/26	100,000	100,098
Parkland Corp.
4.63% due 05/01/30[3]	100,000	94,305
Energy Transfer, LP
7.38% due 02/01/31[3]	50,000	53,192
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.50% due 03/01/30	37,000	37,677
Total Energy		4,164,099
Consumer, Non-cyclical - 2.3%
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
3.00% due 05/15/32	200,000	173,436
5.50% due 01/15/30	100,000	101,290
4.38% due 02/02/52	100,000	79,424
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	300,000	254,211
3.00% due 10/15/30[3]	110,000	98,592
Global Payments, Inc.
2.90% due 05/15/30	195,000	177,610
2.90% due 11/15/31	140,000	123,226
3.20% due 08/15/29	15,000	14,053
Altria Group, Inc.
3.70% due 02/04/51	350,000	258,294
4.45% due 05/06/50	50,000	41,895
Brink's Co.
6.75% due 06/15/32[3]	150,000	156,463
6.50% due 06/15/29[3]	100,000	103,594
Medline Borrower Limited Partnership/Medline Company-Issuer, Inc.
6.25% due 04/01/29[3]	250,000	257,583
Royalty Pharma plc
3.55% due 09/02/50	310,000	224,632
GXO Logistics, Inc.
6.50% due 05/06/34	100,000	106,385
6.25% due 05/06/29	100,000	105,245
IQVIA, Inc.
5.00% due 05/15/27[3]	200,000	198,782

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 25.7% (continued)
Consumer, Non-cyclical - 2.3% (continued)
Triton Container International Ltd.
3.15% due 06/15/31[3]	200,000	$174,295
CVS Health Corp.
5.70% due 06/01/34	150,000	156,484
Graham Holdings Co.
5.75% due 06/01/26[3]	150,000	149,935
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[3]	150,000	145,045
Universal Health Services, Inc.
2.65% due 10/15/30	150,000	133,785
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]	150,000	130,345
AZ Battery Property LLC
6.73% due 02/20/46†††	100,000	104,937
HAH Group Holding Company LLC
9.75% due 10/01/31[3]	100,000	100,832
Kroger Co.
5.50% due 09/15/54	100,000	100,641
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	100,000	86,442
Tenet Healthcare Corp.
4.63% due 06/15/28	75,000	73,609
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]	43,000	42,239
Central Garden & Pet Co.
4.13% due 04/30/31[3]	42,000	38,469
Total Consumer, Non-cyclical		3,911,773
Consumer, Cyclical - 2.2%
Warnermedia Holdings, Inc.
4.28% due 03/15/32	400,000	355,333
5.14% due 03/15/52	196,000	151,170
Hyatt Hotels Corp.
5.38% due 04/23/25	220,000	220,358
5.75% due 04/23/30	190,000	198,865
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	367,000	370,866
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	332,983
5.85% due 08/01/34	30,000	30,938
International Game Technology plc
4.13% due 04/15/26[3]	230,000	226,997
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[3]	200,000	207,085
LG Energy Solution Ltd.
5.50% due 07/02/34[3]	200,000	205,644
Ferguson Finance plc
4.65% due 04/20/32[3]	200,000	196,134
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	192,500	194,894
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	96,201
4.10% due 04/15/50	98,000	64,414
Hasbro, Inc.
6.05% due 05/14/34	150,000	157,873
United Airlines, Inc.
4.38% due 04/15/26[3]	150,000	147,592
Air Canada
3.88% due 08/15/26[3]	150,000	146,068
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	125,000	124,239
Marriott International, Inc.
5.35% due 03/15/35	100,000	102,488
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[3]	100,000	98,451
British Airways Class A Pass Through Trust
2.90% due 03/15/35[3]	87,878	77,949
Total Consumer, Cyclical		3,706,542
Communications - 1.4%
British Telecommunications plc
4.88% due 11/23/81[2,3]	350,000	323,101
9.63% due 12/15/30	100,000	126,281
Level 3 Financing, Inc.
3.88% due 10/15/30[3]	330,000	241,815
11.00% due 11/15/29[3]	71,086	78,733
4.00% due 04/15/31[3]	100,000	72,750
Paramount Global
4.90% due 08/15/44	132,000	101,448
5.90% due 10/15/40	86,000	76,093
5.25% due 04/01/44	46,000	36,646
4.85% due 07/01/42	35,000	27,917
4.60% due 01/15/45	20,000	14,761
Cable One, Inc.
4.00% due 11/15/30[3]	300,000	239,137
Vodafone Group plc
4.13% due 06/04/81[2]	250,000	226,618
Rogers Communications, Inc.
4.55% due 03/15/52	200,000	173,187
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]	180,000	163,238
CSC Holdings LLC
4.13% due 12/01/30[3]	200,000	145,751
Altice France S.A.
5.13% due 07/15/29[3]	200,000	140,644
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[3]	55,000	51,605
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	50,000	32,782

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 25.7% (continued)
Communications - 1.4% (continued)
McGraw-Hill Education, Inc.
5.75% due 08/01/28[3]	16,000	$15,812
Total Communications		2,288,319
Technology - 1.2%
ACI Worldwide, Inc.
5.75% due 08/15/26[3]	400,000	399,890
Broadcom, Inc.
4.93% due 05/15/37[3]	277,000	276,760
3.19% due 11/15/36[3]	26,000	22,036
Leidos, Inc.
2.30% due 02/15/31	250,000	217,188
Qorvo, Inc.
4.38% due 10/15/29	119,000	115,294
3.38% due 04/01/31[3]	100,000	89,535
Foundry JV Holdco LLC
5.88% due 01/25/34[3]	200,000	203,755
Oracle Corp.
3.95% due 03/25/51	217,000	174,642
MSCI, Inc.
3.63% due 11/01/31[3]	150,000	138,048
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	100,000	106,734
Atlassian Corp.
5.50% due 05/15/34	100,000	104,646
Constellation Software, Inc.
5.46% due 02/16/34[3]	100,000	104,532
Fiserv, Inc.
5.35% due 03/15/31	50,000	52,301
Twilio, Inc.
3.63% due 03/15/29	38,000	35,356
Total Technology		2,040,717
Basic Materials - 0.7%
Anglo American Capital plc
5.63% due 04/01/30[3]	200,000	207,868
2.63% due 09/10/30[3]	200,000	178,007
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[3]	200,000	200,752
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	190,000	184,879
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[3]	170,000	164,073
Yamana Gold, Inc.
2.63% due 08/15/31	150,000	129,862
Arsenal AIC Parent LLC
8.00% due 10/01/30[3]	100,000	107,309
Total Basic Materials		1,172,750
Utilities - 0.5%
NRG Energy, Inc.
2.45% due 12/02/27[3]	200,000	187,375
7.00% due 03/15/33[3]	100,000	111,086
AES Corp.
3.95% due 07/15/30[3]	220,000	209,806
Enel Finance International N.V.
5.00% due 06/15/32[3]	200,000	202,317
Brooklyn Union Gas Co.
6.39% due 09/15/33[3]	100,000	108,889
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	99,309
Total Utilities		918,782
Transporation - 0.1%
Stolthaven Houston, Inc.
5.98% due 07/17/34†††	200,000	206,012
Total Corporate Bonds
(Cost $46,183,021)		43,438,926

ASSET-BACKED SECURITIES†† - 20.6%
Collateralized Loan Obligations - 10.4%
Octagon Investment Partners 49 Ltd.
2024-5A BR, 7.25% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/15/37◊,3	1,750,000	1,760,102
BXMT Ltd.
2020-FL2 AS, 6.35% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,3	1,000,000	963,754
2020-FL3 C, 7.75% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 11/15/37◊,3	250,000	221,512
Cerberus Loan Funding XXXIII, LP
2021-3A B, 7.41% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,3	500,000	501,052
2021-3A A, 7.12% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,3	500,000	500,503
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.90% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,3	1,000,000	998,971
Cerberus Loan Funding XLIV LLC
2024-5A A, 7.65% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,3	700,000	702,439
2024-5A B, 8.50% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,3	250,000	250,286
LCCM Trust
2021-FL3 A, 6.66% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	446,571	443,598

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.6% (continued)
Collateralized Loan Obligations - 10.4% (continued)
2021-FL3 AS, 7.01% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,3	400,000	$389,105
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.19% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,3	750,000	748,151
STWD Ltd.
2019-FL1 B, 6.81% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 07/15/38◊,3	750,000	746,977
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,9]	1,000,000	691,261
KREF Ltd.
2021-FL2 C, 7.20% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,3	500,000	477,978
2021-FL2 AS, 6.50% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,3	150,000	146,785
Golub Capital Partners CLO 54M L.P
2021-54A C, 8.15% (3 Month Term SOFR + 2.91%, Rate Floor: 2.65%) due 08/05/33◊,3	500,000	507,532
Cerberus Loan Funding XL LLC
2023-1A A, 7.70% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	500,000	503,658
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.77% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,3	500,000	503,564
Owl Rock CLO XVI LLC
2024-16A A, 7.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,3	500,000	503,489
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.24% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,3	500,000	500,893
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.16% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,3	500,000	500,364
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.26% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	500,000	499,997
ABPCI Direct Lending Fund CLO II LLC
2024-1A A1RR, 6.58% (3 Month Term SOFR + 1.65%, Rate Floor: 1.65%) due 07/20/37◊,3	500,000	499,960
LoanCore Issuer Ltd.
2021-CRE6 C, 7.51% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,3	500,000	487,843
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.73% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,3	500,000	487,724
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.80% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,3	397,746	397,673
Fortress Credit BSL XV Ltd.
2024-2A BR, 7.28% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/18/33◊,3	300,000	301,217
Cerberus Loan Funding XLVII LLC
2024-3A B, 7.35% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	300,000	300,266
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.86% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,3	271,172	271,224
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.99% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	250,000	251,262

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.6% (continued)
Collateralized Loan Obligations - 10.4% (continued)
Owl Rock CLO III Ltd.
2024-3A AR, 7.23% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,3	250,000	$251,099
CIFC Funding 2017-II Ltd.
2021-2A CR, 7.39% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 04/20/30◊,3	250,000	250,630
Ares Direct Lending CLO 1 LLC
2024-1A B, 7.59% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,3	250,000	250,277
Owl Rock CLO XVII LLC
2024-17A B, 7.23% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	250,000	250,238
BRSP Ltd.
2024-FL2 A, 6.91% (1 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 08/19/37◊,3	250,000	249,397
Ares Direct Lending CLO 2 LLC
2024-2A C, due 10/20/36◊,†††,3,14	100,000	100,554
PFP Ltd.
2024-11 AS, 7.27% (1 Month Term SOFR + 2.19%, Rate Floor: 2.19%) due 09/17/39◊,3	100,000	99,753
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.20% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,3	90,076	90,131
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,9]	162,950	1,449
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,10]	600,000	60
Total Collateralized Loan Obligations		17,602,728
Whole Business - 1.9%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	768,000	733,236
Subway Funding LLC
2024-3A, 5.91% due 07/30/54[3]	250,000	250,196
2024-1A, 6.27% due 07/30/54[3]	200,000	206,544
2024-1A, 6.51% due 07/30/54[3]	150,000	155,549
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	483,750	440,684
2024-1A, 6.17% due 01/25/54[3]	99,500	102,273
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]	495,000	486,896
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	328,125	328,595
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[3]	235,726	208,276
Five Guys Holdings, Inc.
2023-1A, 7.55% due 01/26/54[3]	150,000	158,564
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[3]	95,000	93,812
Total Whole Business		3,164,625
Transport-Aircraft - 1.8%
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	317,697	295,673
2024-1A, 6.26% due 05/16/49[3]	245,857	255,336
Slam Ltd.
2024-1A, 5.34% due 09/15/49[3]	200,000	199,461
2021-1A, 2.43% due 06/15/46[3]	199,225	183,637
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	399,568	369,474
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	380,558	348,451
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	321,211	297,133
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[3]	301,936	291,404
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	301,560	276,799
Navigator Aviation Ltd.
2024-1, 5.40% due 08/15/49[3]	250,000	249,644
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	152,990	147,896

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.6% (continued)
Transport-Aircraft - 1.8% (continued)
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	152,617	$146,109
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	40,065	39,264
Total Transport-Aircraft		3,100,281
Financial - 1.6%
Station Place Securitization Trust
2024-SP2, 6.81% (1 Month Term SOFR + 1.70%, Rate Floor: 1.70%) due 07/12/26◊,†††,3	325,000	325,000
2024-SP1, 6.51% (1 Month Term SOFR + 1.40%, Rate Floor: 1.40%) due 08/12/25◊,†††,3	325,000	325,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	484,071	451,512
Project Onyx I
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	394,797	393,873
LVNV Funding LLC
7.80% due 11/05/28†††	250,000	266,718
6.84% due 06/12/29†††	100,000	103,647
Lightning A
5.50% due 03/01/37†††	296,601	278,212
Thunderbird A
5.50% due 03/01/37†††	294,510	276,250
Project Onyx II
8.47% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	112,739	111,955
Nassau LLC
2019-1, 3.98% due 08/15/34[10]	107,744	98,627
Total Financial		2,630,794
Net Lease - 1.5%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	839,281	814,281
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]	244,283	245,970
2020-1, 2.28% due 07/15/60[3]	224,863	215,281
CARS-DB5, LP
2021-1A, 2.76% due 08/15/51[3]	495,729	420,082
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]	400,000	348,766
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]	347,229	343,756
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	245,885	223,014
Total Net Lease		2,611,150
Infrastructure - 1.2%
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[3]	500,000	505,492
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[3]	300,000	303,127
2024-1A, 6.28% due 03/25/54[3]	100,000	102,178
Hotwire Funding LLC
2021-1, 2.31% due 11/20/51[3]	250,000	236,394
2024-1A, 5.89% due 06/20/54[3]	150,000	153,889
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	250,000	239,692
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[3]	250,000	236,946
ALLO Issuer LLC
2024-1A, 5.94% due 07/20/54[3]	150,000	152,450
SBA Tower Trust
4.83% due 10/15/29[3]	150,000	149,130
Total Infrastructure		2,079,298
Single Family Residence - 1.0%
FirstKey Homes Trust
2021-SFR1, 1.79% due 08/17/38[3]	600,000	568,204
2020-SFR2, 4.50% due 10/19/37[3]	150,000	146,158
2020-SFR2, 4.00% due 10/19/37[3]	150,000	145,924
2020-SFR2, 3.37% due 10/19/37[3]	100,000	96,881
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40[3]	250,000	247,966
2024-SFR3, 5.25% due 08/17/41[3]	200,000	200,739
2024-SFR2, 5.70% due 06/17/40[3]	100,000	101,754
Invitation Homes Trust
2024-SFR1, 4.00% due 09/17/41[3]	100,000	95,590
Total Single Family Residence		1,603,216
Collateralized Debt Obligations - 0.5%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	750,000	712,522

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.6% (continued)
Collateralized Debt Obligations - 0.5% (continued)
Oxford Finance Funding
2020-1A A2, 3.10% due 02/15/28[3]	86,703	$86,075
Total Collateralized Debt Obligations		798,597
Transport-Container - 0.4%
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	310,512	283,084
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[3]	226,000	200,820
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	137,722	131,451
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[3]	96,250	97,589
Total Transport-Container		712,944
Insurance - 0.2%
Obra Longevity
8.48% due 06/30/39†††	270,000	274,779
Obra Longevity
due 06/30/39	180,000	–
Total Insurance		274,779
Unsecured Consumer Loans - 0.1%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[3]	140,392	144,734
Total Asset-Backed Securities
(Cost $35,248,419)		34,723,146

U.S. GOVERNMENT SECURITIES†† - 18.7%
U.S. Treasury Notes
4.13% due 03/31/31	4,430,100	4,550,543
4.00% due 02/15/34	2,700,000	2,746,406
4.63% due 04/30/31	2,500,000	2,641,113
4.50% due 05/31/29	1,550,000	1,612,000
U.S. Treasury Bonds
due 05/15/51[11,12]	12,850,000	4,221,132
4.38% due 11/15/39	1,690,000	1,767,832
due 11/15/52[11,12]	3,400,000	1,084,896
due 02/15/46[6,11]	2,550,000	988,755
due 05/15/44[6,11]	2,230,000	934,944
due 02/15/54[11,12]	2,500,000	769,728
due 02/15/52[11,12]	2,180,000	696,093
due 08/15/54[11,12]	1,300,000	394,355
due 11/15/44[6,11]	500,000	204,896
United States Treasury Inflation Indexed Bonds
2.13% due 04/15/29	2,054,098	2,111,041
0.13% due 10/15/25	1,454,628	1,426,367
0.13% due 04/15/25	1,436,862	1,411,260
0.38% due 01/15/27	1,354,340	1,315,790
1.25% due 04/15/28	943,740	934,785
0.50% due 01/15/28	854,324	827,166
0.13% due 04/15/27	668,388	643,427
1.38% due 07/15/33	196,770	193,948
Total U.S. Government Securities
(Cost $31,076,084)		31,476,477

SENIOR FLOATING RATE INTERESTS††,◊ - 2.0%
Financial - 1.0%
Higginbotham Insurance Agency, Inc.
9.35% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	412,908	409,655
Worldpay
7.10% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/31	250,000	249,895
Jane Street Group LLC
7.46% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	223,730	223,475
Citadel Securities, LP
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	198,010	197,830
Alliant Holdings Intermediate LLC
due 09/19/31	160,000	159,050
CPI Holdco B LLC
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	150,000	149,223
Asurion LLC
due 09/19/30	150,000	147,187
Eisner Advisory Group
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	99,251	99,447
HighTower Holding LLC
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/21/28	54,898	54,864
Total Financial		1,690,626
Industrial - 0.4%
Amentum Holdings, Inc.
due 07/29/31	400,000	398,500
EMRLD Borrower, LP
7.56% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/04/31	100,000	99,732
7.56% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	99,250	99,002

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.0% (continued)
Industrial - 0.4% (continued)
Capstone Acquisition Holdings, Inc.
9.45% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 11/12/29†††		137,924	$137,142
Total Industrial			734,376
Consumer, Non-cyclical - 0.3%
Midwest Veterinary Partners LLC
8.87% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/27/28		145,884	145,747
Quirch Foods Holdings LLC
9.89% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27		145,354	136,633
Southern Veterinary Partners LLC
8.00% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27		104,914	104,959
HAH Group Holding Co. LLC
10.26% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 09/17/31		30,024	30,011
10.35% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 09/17/31		3,799	3,798
Elanco Animal Health, Inc.
7.05% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27		16,418	16,376
Total Consumer, Non-cyclical			437,524
Consumer, Cyclical - 0.2%
First Brands Group LLC
10.51% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		144,539	142,804
MB2 Dental Solutions, LLC
10.85% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 02/13/31†††		134,796	134,546
Pacific Bells LLC
10.10% (1 Month Term SOFR + 4.50%, Rate Floor: 9.50%) due 11/10/28		89,575	89,575
MB2 Dental Solutions LLC
10.85% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 02/13/31†††		7,487	7,412
MB2 Dental Solutions, LLC
6.75% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 02/13/31†††		6,000	5,318
Total Consumer, Cyclical			379,655
Technology - 0.1%
Datix Bidco Ltd.
10.70% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/25/31†††	GBP	71,200	94,471
10.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††		20,000	19,848
Total Technology			114,319
Total Senior Floating Rate Interests
(Cost $3,354,251)			3,356,500

FEDERAL AGENCY BONDS†† - 1.1%
Tennessee Valley Authority
4.25% due 09/15/65		1,000,000	914,086
5.38% due 04/01/56		750,000	835,938
Tennessee Valley Authority Principal Strips
due 01/15/48[11,12]		500,000	166,938
Total Federal Agency Bonds
(Cost $2,556,082)			1,916,962

MUNICIPAL BONDS†† - 0.2%
Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		333,333	345,177
Total Municipal Bonds
(Cost $338,546)			345,177

REPURCHASE AGREEMENTS††,13 - 0.2%
BNP Paribas
issued 09/30/24 at 4.86% due 10/01/24		275,000	275,000
Total Repurchase Agreements
(Cost $275,000)			275,000
Total Investments - 110.3%
(Cost $192,152,313)			$185,971,477
Other Assets & Liabilities, net - (10.3)%			(17,372,186)
Total Net Assets - 100.0%			$168,599,291

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	15	Sep 2025	$3,629,813	$40,851

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Interest Rate Futures Contracts Purchased† (continued)
3-Month SOFR Futures Contracts	15	Dec 2025	$3,635,250	$40,663
3-Month SOFR Futures Contracts	15	Mar 2026	3,637,875	39,351
			$10,902,938	$120,865

Centrally Cleared Credit Default Swap Agreements Protection Purchased††

Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~		Value	Upfront Premiums Received	Unrealized Depreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.42.V1	1.00%	Quarterly	12/20/29	EUR	360,000	$(8,047)	$(7,692)	$(355)
BofA Securities, Inc.	ICE	CDX.NA.IG.43.V1	1.00%	Quarterly	12/20/29		4,204,689	(94,005)	(93,841)	(164)
								$(102,052)	$(101,533)	$(519)

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	$2,380,000	$217,501	$103	$217,398
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.94%	Annually	06/05/30	12,200,000	149,211	1,660	147,551
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.27%	Annually	06/27/27	4,500,000	106,850	284	106,566
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	9,089,000	104,967	165	104,802
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.21%	Annually	07/11/27	4,000,000	90,703	287	90,416
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.76%	Annually	02/06/29	3,000,000	58,024	272	57,752
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.50%	Annually	11/02/30	462,000	31,066	263	30,803
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	5,000,000	16,060	226	15,834
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.96%	Annually	04/03/34	180,000	9,208	286	8,922
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.69%	Annually	02/06/34	300,000	8,802	283	8,519
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	5,000,000	(75,171)	71	(75,242)
								$717,221	$3,900	$713,321

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	EUR	Buy	43,000	47,732 USD	10/18/24	$194
Bank of America, N.A.	GBP	Sell	74,000	97,024 USD	10/18/24	(1,916)
						$(1,722)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $69,174,551 (cost $71,617,542), or 41.0% of total net assets.
[4]	Affiliated issuer.
[5]	Rate indicated is the 7-day yield as of September 30, 2024.
[6]	Security is an interest-only strip.
[7]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at September 30, 2024. See table below for additional step information for each security.
[8]	Perpetual maturity.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $98,687 (cost $107,744), or 0.1% of total net assets — See Note 6.
[11]	Zero coupon rate security.
[12]	Security is a principal-only strip.
[13]	Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
[14]	Security is unsettled at period end and does not have a stated effective rate.

BofA — Bank of America
CDX.NA.IG.43.V1 — Credit Default Swap North American Investment Grade Series 43 Index Version 1
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.42.V1 — iTraxx Europe Series 42 Index Version 1
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$469	$—	$8	$477
Preferred Stocks	—	4,008,926	—	4,008,926
Warrants	3	—	3	6
Mutual Funds	6,688,059	—	—	6,688,059
Money Market Funds	6,969,229	—	—	6,969,229
Collateralized Mortgage Obligations	—	51,947,662	824,930	52,772,592
Corporate Bonds	—	40,965,734	2,473,192	43,438,926
Asset-Backed Securities	—	31,815,646	2,907,500	34,723,146
U.S. Government Securities	—	31,476,477	—	31,476,477
Senior Floating Rate Interests	—	2,548,108	808,392	3,356,500
Federal Agency Bonds	—	1,916,962	—	1,916,962
Municipal Bonds	—	345,177	—	345,177
Repurchase Agreements	—	275,000	—	275,000
Interest Rate Futures Contracts**	120,865	—	—	120,865
Interest Rate Swap Agreements**	—	788,563	—	788,563
Forward Foreign Currency Exchange Contracts**	—	194	—	194
Total Assets	$13,778,625	$166,088,449	$7,014,025	$186,881,099

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Credit Default Swap Agreements**	$—	$519	$—	$519
Interest Rate Swap Agreements**	—	75,242	—	75,242
Forward Foreign Currency Exchange Contracts**	—	1,916	—	1,916
Unfunded Loan Commitments (Note 5)	—	—	498	498
Total Liabilities	$—	$77,677	$498	$78,175

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$1,376,339	Yield Analysis	Yield	5.7%-7.0%	6.3%
Asset-Backed Securities	780,607	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	650,000	Third Party Pricing	Broker Quote	—	—
Asset-Backed Securities	100,554	Third Party Pricing	Trade Price	—	—
Collateralized Mortgage Obligations	824,930	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	8	Model Price	Liquidation Value	—	—
Corporate Bonds	1,360,576	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	1,112,616	Yield Analysis	Yield	6.6%-9.6%	7.20%
Senior Floating Rate Interests	694,073	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	114,319	Yield Analysis	Yield	10.3%	—
Warrants	3	Model Price	Liquidation Value	—	—
Total Assets	$7,014,025
Liabilities:
Unfunded Loan Commitments	$498	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2024:

	Assets							Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,091,143	$908,966	$707,677	$1,296,906	$-	$8	$5,004,700	$(399)
Purchases/(Receipts)	1,265,777	-	1,700,000	562,912	-	-	3,528,689	(3,475)
(Sales, maturities and paydowns)/Fundings	(473,303)	(8,820)	-	(1,058,284)	-	-	(1,540,407)	503
Amortization of premiums/discounts	-	(2,729)	-	9,211	-	-	6,482	185
Total realized gains (losses) included in earnings	-	-	-	(36,535)	-	-	(36,535)	(503)
Total change in unrealized appreciation (depreciation) included in earnings	23,883	(72,487)	65,515	34,182	3	-	51,096	3,191
Ending Balance	$2,907,500	$824,930	$2,473,192	$808,392	$3	$8	$7,014,025	$(498)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2024	$23,696	$(72,487)	$65,515	$6,786	$3	$-	$23,513	$2,792

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28	—	—
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2024-NQM13, 5.37% due 06/25/64	6.37%	08/01/28	—	—
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28	—	—
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28	—	—
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM5, 6.29% due 01/25/64	7.29%	03/01/28	—	—
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28	—	—
OBX Trust 2024-NQM9, 6.44% due 01/25/64	7.66%	06/01/28	—	—
OBX Trust 2024-NQM11, 6.13% due 06/25/64	7.08%	07/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

At September 30, 2024, the repurchase agreements in the account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
BNP Paribas			U.S. Treasury Inflation Indexed Bonds
4.86%			0.38% - 3.63%
10/01/24	$275,000	$275,037	Due 07/15/25 - 04/15/28	$302,400	$141,664
			U.S. Treasury Notes
			0.25% - 3.50%
			Due 01/15/25 - 03/31/27	132,000	128,719
			U.S. Treasury Strips
			0.00%
			Due 08/15/32 - 08/15/38	18,089	10,161
				452,489	280,544

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Total Return Bond Fund — R6-Class	$6,323,894	$221,842	$–	$–	$142,323	$6,688,059	274,776	$222,625

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 0.4%
Industrial - 0.3%
API Heat Transfer Intermediate*,†††	123	$176,224
BP Holdco LLC*,†††,1	11,609	14,072
Vector Phoenix Holdings, LP*,†††	11,609	246
Total Industrial		190,542
Consumer, Non-cyclical - 0.1%
Endo, Inc.*	1,046	26,934
Total Common Stocks
(Cost $226,670)		217,476

EXCHANGE-TRADED FUND***,† - 2.8%
SPDR Blackstone Senior Loan ETF	35,740	1,492,502
Total Exchange-Traded Fund
(Cost $1,494,953)		1,492,502

MUTUAL FUND† - 2.8%
Guggenheim Floating Rate Strategies Fund — Class R6[1]	63,175	1,531,982
Total Mutual Fund
(Cost $1,549,250)		1,531,982

MONEY MARKET FUND***,† - 1.7%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.85%[2]	950,179	950,179
Total Money Market Fund
(Cost $950,179)		950,179

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 94.2%
Consumer, Cyclical - 18.6%
Dealer Tire LLC
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/02/31	500,000	500,625
Alterra Mountain Co.
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/17/28	299,250	299,498
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/31/30	199,500	199,915
Restaurant Brands
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	500,790	495,247
PetSmart LLC
8.70% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	498,272	493,379
Hanesbrands, Inc.
8.60% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/08/30	494,480	493,244
Truck Hero, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28	497,423	488,574
Petco Health And Wellness Company, Inc.
8.12% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/03/28	476,931	452,856
Flutter Financing B.V.
6.60% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 11/29/30	436,700	436,543
Entain Holdings (Gibraltar) Ltd.
8.01% (6 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/31/29	301,247	301,120
PCI Gaming Authority, Inc.
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/18/31	287,856	285,956
American Tire Distributors, Inc.
11.80% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28	438,750	259,595
Thevelia US LLC
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/18/29	254,160	254,160
Fertitta Entertainment LLC
8.85% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 01/27/29	250,554	249,737
BCPE Empire Holdings, Inc.
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/11/28	247,506	247,477
Belron Finance US LLC
7.63% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 04/18/29	246,875	246,771
Sweetwater Sound
9.21% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	240,540	240,239
Eyemart Express LLC
7.96% (1 Month Term SOFR + 3.00%, Rate Floor: 4.00%) due 08/31/27†††	245,570	236,975
CCRR Parent, Inc.
9.21% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	285,992	236,659
Caesars Entertainment, Inc.
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/06/30	234,465	234,244
Rent-A-Center, Inc.
8.00% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	231,792	230,948

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.2% (continued)
Consumer, Cyclical - 18.6% (continued)
Go Daddy Operating Company LLC
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/09/29	228,365	$228,031
Ontario Gaming GTA, LP
8.89% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/30	218,870	218,504
Grant Thornton Advisors LLC
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/02/31	211,536	211,773
Eagle Parent Corp.
8.85% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	219,375	207,544
Galaxy US Opco, Inc.
10.00% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 04/29/29	245,000	204,805
Scientific Games Corp.
8.32% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	198,514	197,205
Peer Holding III BV
7.60% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 07/01/31	190,000	190,317
Congruex Group LLC
11.15% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29	244,375	188,474
BIFM CA Buyer, Inc.
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/31/28	187,844	188,432
Paint Intermediate III LLC
due 09/11/31	185,000	184,538
Tacala Investment Corp.
due 01/31/31	160,000	160,040
Guardian US HoldCo LLC
8.10% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/31/30	159,986	158,919
Apro LLC
8.87% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/09/31	150,000	150,375
First Brands Group LLC
10.51% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	141,256	139,580
Packers Holdings LLC
8.20% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	244,397	126,935
Crash Champions Inc.
9.85% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/23/29	130,000	124,800
Michaels Stores, Inc.
9.12% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 04/15/28	158,172	124,402
Bulldog Purchaser, Inc.
8.85% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 06/30/31	67,436	67,689
Mavis Tire Express Services TopCo Corp.
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 05/04/28	67,331	67,247
American Tire Distributors, Inc.
11.28% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/22/26†††	35,051	32,597
Prime Security Services Borrower LLC
due 10/13/30	29,497	29,454
WW International, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	94,500	25,102
EG Finco Ltd.
10.44% (6 Month Term SOFR + 5.76%, Rate Floor: 5.76%) due 02/07/28	21,972	21,926
Total Consumer, Cyclical		10,132,451
Industrial - 17.6%
American Builders & Contractors Supply Co., Inc.
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 01/31/31	498,750	498,950
American Bath Group LLC
8.70% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	489,294	482,263
Arcline FM Holdings, LLC
9.65% ((3 Month Term SOFR + 4.50%) and (6 Month Term SOFR + 4.50%), Rate Floor: 5.25%) due 06/23/28	471,663	472,167
Hunter Douglas, Inc.
8.57% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	439,875	435,476
Park River Holdings, Inc.
8.84% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	437,555	429,941

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.2% (continued)
Industrial - 17.6% (continued)
LBM Acquisition LLC
8.97% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	414,975	$406,418
FCG Acquisitions, Inc
8.71% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/31/28	338,013	337,675
Amentum Holdings, Inc.
due 07/29/31	302,252	301,118
Michael Baker International LLC
9.60% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28	282,579	283,638
Fugue Finance LLC
9.06% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/31/28	275,809	277,039
TransDigm, Inc.
7.10% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	195,768	194,946
7.32% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/19/32	80,000	79,666
TricorBraun Holdings, Inc.
8.21% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/03/28	267,620	262,168
DXP Enterprises, Inc.
10.16% (6 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/11/30	222,750	222,861
due 10/11/30	35,000	35,018
Arcosa, Inc.
due 08/12/31†††	250,000	249,375
DG Investment Intermediate Holdings 2, Inc.
8.71% (1 Month Term SOFR + 3.86%, Rate Floor: 4.61%) due 03/31/28	250,431	249,337
Core & Main, LP
7.11% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/09/31	248,750	248,750
Quikrete Holdings, Inc.
7.35% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/14/31	140,958	140,958
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	107,792	107,767
GYP Holdings III Corp.
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/12/30	248,128	247,974
EMRLD Borrower, LP
7.56% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	248,125	247,505
Service Logic Acquisition, Inc.
8.31% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 10/29/27	246,194	246,657
Harsco Corporation
7.21% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 06/09/28	245,558	244,841
United Airlines Inc.
8.03% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/22/31	239,400	239,474
Pelican Products, Inc.
9.12% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	241,025	220,625
Hobbs & Associates LLC
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/23/31	163,396	162,988
Protective Industrial Products, Inc.
8.96% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	162,313	161,604
APi Group DE, Inc.
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/03/29	160,000	159,826
MI Windows And Doors LLC
8.35% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/28/31	156,244	156,374
Genesee & Wyoming, Inc.
6.60% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/10/31	155,000	154,612
Berlin Packaging LLC
8.89% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 06/07/31	151,626	151,464
Engineering Research And Consulting LLC
10.06% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††	150,000	147,750
Spring Education Group, Inc.
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/04/30	144,976	145,737

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.2% (continued)
Industrial - 17.6% (continued)
Foundation Building Materials Holding Company LLC
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	149,250	$145,111
Artera Services LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	134,909	131,177
API Heat Transfer
13.19% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/12/27†††	80,660	80,660
10.19% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	46,685	46,685
STS Operating, Inc.
8.95% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	116,415	115,542
ASP Dream Acquisiton Co. LLC
9.20% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28†††	100,625	100,625
XPO, Inc.
7.11% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/03/31	100,000	100,063
Air Canada
7.25% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/21/31	99,500	99,624
CPM Holdings, Inc.
9.70% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/28/28	99,626	94,342
CPG International LLC
due 09/23/31	80,000	80,000
Madison Safety & Flow LLC
due 09/19/31	78,394	78,296
GFL Environmental, Inc.
7.32% (3 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 07/03/31	70,000	69,900
Bleriot US Bidco LLC
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/31/30	44,887	44,897
Total Industrial		9,589,884
Consumer, Non-cyclical - 16.8%
Triton Water Holdings, Inc.
8.12% (3 Month Term SOFR + 3.51%, Rate Floor: 4.01%) due 03/31/28	485,978	484,938
VC GB Holdings I Corp.
8.37% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/21/28	486,250	484,655
Topgolf Callaway Brands Corp.
7.85% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/15/30	474,940	467,522
Bombardier Recreational Products, Inc.
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	468,575	467,404
Summit Behavioral Healthcare LLC
9.31% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 11/24/28†††	497,462	462,640
Dermatology Intermediate Holdings III, Inc.
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 03/30/29	456,274	433,867
Medline Borrower LP
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/23/28	388,997	388,958
Froneri US, Inc.
7.20% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27	389,898	388,825
CHG PPC Parent LLC
7.71% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 12/08/28	376,982	375,335
Medical Solutions Parent Holdings, Inc.
8.85% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/01/28	487,918	368,378
Grifols Worldwide Operations USA, Inc.
7.40% (3 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 11/15/27	316,913	307,555
Cambrex Corp.
8.45% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 12/04/26	298,555	296,528
Endo Finance Holdings, Inc.
9.78% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 04/23/31	295,711	295,279
PlayCore
9.75% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/20/30	271,194	271,939
HAH Group Holding Co. LLC
due 09/17/31	271,896	267,988

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.2% (continued)
Consumer, Non-cyclical - 16.8% (continued)
Nomad Foods Limited
7.81% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 11/12/29	264,991	$264,549
Southern Veterinary Partners LLC
8.00% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27	249,931	250,036
Midwest Veterinary Partners LLC
8.87% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/27/28	243,141	242,912
Heritage Grocers Group LLC
11.45% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 08/01/29	246,231	242,538
National Mentor Holdings, Inc.
8.65% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	237,905	228,177
8.45% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	12,723	12,203
Weber-Stephen Products LLC
8.21% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/30/27	243,046	228,532
Resonetics LLC
8.71% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/18/31	227,376	227,483
Outcomes Group Holdings, Inc.
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/06/31	219,601	220,745
US Foods, Inc.
due 11/26/31	200,000	200,250
TGP Holdings LLC
8.20% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	191,283	179,806
Del Monte Foods, Inc.
13.17% (3 Month Term SOFR + 8.00%, Rate Floor: 8.00%) due 08/02/28	98,817	92,722
9.41% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/28	160,037	85,620
Chefs' Warehouse, Inc.
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 08/23/29	174,667	174,667
Osmosis Holdings Australia II Pty Ltd.
8.70% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/31/28	172,594	172,333
Energizer Holdings, Inc.
6.92% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/22/27	163,409	163,340
Hayward Industries, Inc.
7.46% (1 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/30/28	131,953	131,660
Midwest Physician Administrative Services
7.87% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	143,138	128,926
Pacific Dental Services LLC
7.85% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/15/31	109,450	109,296
Concentra Health Services, Inc.
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/26/31†††	85,000	84,787
Total Consumer, Non-cyclical		9,202,393
Technology - 11.8%
Planview Parent, Inc.
8.35% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/17/27	501,104	501,109
Boxer Parent Co., Inc.
9.01% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/31	485,370	484,074
DCert Buyer, Inc.
8.85% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	498,698	483,193
Athenahealth Group, Inc.
8.10% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/15/29	435,714	432,538
Conair Holdings LLC
8.71% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	470,208	429,319
Xerox Corp.
8.71% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.50%) due 11/17/29	418,970	416,771
Instructure Holdings, Inc.
8.07% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/30/28	174,172	174,208
due 09/12/31	143,492	142,355

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.2% (continued)
Technology - 11.8% (continued)
Polaris Newco LLC
9.51% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	316,253	$310,687
CoreLogic, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	267,718	264,658
Ascend Learning LLC
8.45% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/11/28	243,125	241,892
Cloud Software Group, Inc.
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 03/30/29	242,246	241,059
Wrench Group LLC
8.87% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	223,875	223,689
Atlas CC Acquisition Corp.
9.57% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	284,363	219,040
Sabre GLBL, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/17/27	144,535	134,537
9.95% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	87,599	83,000
Peraton Corp.
8.70% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/01/28	223,344	214,457
Gen Digital, Inc.
6.60% (1 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29	188,388	187,755
Iron Mountain Information Management Services, Inc.
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/31/31	188,575	187,161
Pushpay USA, Inc.
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/15/31†††	179,837	179,387
Blackhawk Network Holdings, Inc.
9.85% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/12/29	144,638	145,167
Modena Buyer LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	147,465	140,860
DS Admiral Bidco LLC
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	130,000	124,800
SS&C Technologies, Inc.
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/09/31	114,667	114,648
Azalea TopCo
due 04/30/31	107,818	107,548
Epicor Software
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/30/31	95,601	95,634
Dye & Durham Corp.
8.95% (3 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 04/11/31	81,357	81,662
VS Buyer LLC
8.35% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/12/31	74,813	74,781
Total Technology		6,435,989
Financial - 10.9%
USI, Inc.
7.35% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 09/27/30	297,008	295,974
7.35% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 11/22/29	205,773	205,088
Duff & Phelps
8.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 04/09/27	383,931	375,700
Citadel Securities, LP
7.10% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	353,751	353,429
Corpay, Inc.
due 04/28/28	350,000	349,125
Cobham Ultra SeniorCo SARL
9.24% (6 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 08/03/29	321,884	307,667
Jane Street Group LLC
7.46% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	274,015	273,703
Nexus Buyer LLC
8.85% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/31/31	268,950	266,470
AmWINS Group, Inc.
7.21% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 02/19/28	249,402	248,905

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.2% (continued)
Financial - 10.9% (continued)
Alliant Holdings Intermediate LLC
due 09/19/31	250,000	$248,515
Asurion LLC
9.20% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	241,325	237,490
Harbourvest Partners LP
6.85% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 04/18/30†††	237,913	237,318
Worldpay
7.10% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/31	235,000	234,901
Ardonagh Midco 3 plc
8.52% ((3 Month Term SOFR + 3.75%) and (6 Month Term SOFR + 3.75%), Rate Floor: 3.75%) due 02/17/31	231,314	231,459
Capstone Borrower, Inc.
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/17/30	216,642	216,642
Apex Group Treasury LLC
9.08% (6 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/27/28	202,475	202,728
Focus Financial Partners LLC
due 09/11/31	182,937	182,331
Virtu Financial
7.60% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 06/21/31	175,000	175,000
Zodiac Pool Solutions LLC
6.87% (1 Month Term SOFR + 1.93%, Rate Floor: 2.43%) due 01/29/29	162,769	162,669
Tegra118 Wealth Solutions, Inc.
9.13% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	148,834	141,905
Eisner Advisory Group
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	138,952	139,226
HighTower Holding LLC
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/21/28	132,806	132,724
Franchise Group, Inc.
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	200,275	127,575
Aretec Group, Inc.
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/30	127,009	124,275
CPI Holdco B LLC
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/17/31	121,850	121,218
Alter Domus
due 07/17/31	101,494	101,843
GIP Pilot Acquisition Partners, LP
7.82% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/04/30	100,921	101,005
Osaic Holdings, Inc.
8.85% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/17/28	94,526	93,423
Assetmark Financial Holdings, Inc.
7.60% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 06/03/31	45,000	44,451
Total Financial		5,932,759
Communications - 9.7%
UPC Broadband Holding BV
8.14% (1 Month Term SOFR + 2.93%, Rate Floor: 2.93%) due 01/31/29	500,000	497,015
Virgin Media Bristol LLC
7.71% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/28	500,406	478,303
CSC Holdings LLC
9.60% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28	482,716	468,321
Level 3 Financing, Inc.
11.41% (1 Month Term SOFR + 6.56%, Rate Floor: 6.56%) due 04/15/30	194,447	197,607
11.41% (1 Month Term SOFR + 6.56%, Rate Floor: 6.56%) due 04/15/29	193,031	196,843
Ziggo Financing Partnership
7.71% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/30/28	400,000	390,320
Telenet Financing USD LLC
7.21% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/30/28	400,000	385,000
Zayo Group Holdings, Inc.
7.96% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527	366,144
McGraw Hill LLC
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 08/06/31	346,567	347,867

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.2% (continued)
Communications - 9.7% (continued)
Altice France SA
10.80% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28		464,319	$346,884
SBA Senior Finance II LLC
due 01/27/31		300,276	300,345
LCPR Loan Financing LLC
8.96% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/16/28		286,866	262,985
Midcontinent Communications
7.60% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/16/31		250,000	250,938
Cengage Learning, Inc.
9.54% (6 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/24/31		234,413	234,783
Charter Communications Operating LLC
7.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/07/30		188,575	186,872
Playtika Holding Corp.
7.71% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28		139,405	138,333
Simon & Schuster
9.26% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30		128,952	128,575
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
8.87% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/18/28		84,894	85,053
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 10/02/28		292,500	48,628
Total Communications			5,310,816
Basic Materials - 4.8%
Arsenal AIC Parent LLC
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/18/30		524,679	523,630
CTEC III GmbH
7.01% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/16/29	EUR	400,000	443,613
LSF11 A5 HoldCo LLC
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 10/15/28		357,136	356,179
HB Fuller Co.
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 02/15/30		298,500	298,688
Illuminate Buyer LLC
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/31/29		251,801	252,252
Discovery Purchaser Corp.
due 10/04/29		198,718	197,669
Platform Specialty Products
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/18/30		146,493	146,493
Vantage Specialty Chemicals, Inc.
9.87% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26		103,163	102,002
A-AP Buyer, Inc.
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/09/31†††		100,000	100,375
W.R. Grace Holdings LLC
7.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 09/22/28		97,250	97,396
Nouryon USA LLC
8.63% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/03/28		89,988	89,987
Total Basic Materials			2,608,284
Utilities - 2.3%
Calpine Construction Finance Company, LP
6.85% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30		497,500	494,047
UGI Energy Services LLC
7.35% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 02/22/30		280,194	280,144
NRG Energy, Inc.
7.26% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/16/31		269,961	270,164
TerraForm Power Operating LLC
7.20% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/21/29		226,071	226,000
Total Utilities			1,270,355
Energy - 1.7%
AL GCX Holdings LLC
7.87% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/17/29		241,194	241,252
BANGL LLC
9.82% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29		230,433	230,433

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 94.2% (continued)
Energy - 1.7% (continued)
Par Petroleum LLC
9.06% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	147,750	$147,781
ITT Holdings LLC
7.95% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30	113,853	113,948
WhiteWater DBR HoldCo LLC
7.35% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 03/03/31	110,000	109,759
Bip PipeCo Holdings LLC
7.82% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 12/06/30	99,750	99,625
Total Energy		942,798
Total Senior Floating Rate Interests
(Cost $52,730,577)		51,425,729

CORPORATE BONDS†† - 0.4%
Communications - 0.3%
Level 3 Financing, Inc.
11.00% due 11/15/29[3]	134,610	149,091
Industrial - 0.1%
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[3]	90,000	72,089
Total Corporate Bonds
(Cost $216,773)		221,180
Total Investments - 102.3%
(Cost $57,168,402)		$55,839,048
Other Assets & Liabilities, net - (2.3)%		(1,229,233)
Total Net Assets - 100.0%		$54,609,815

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount		Settlement Date	Unrealized Depreciation
Bank of America, N.A.	EUR	Sell	402,000	445,300	USD	10/18/24	$(2,743)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted. — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted. — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2024.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $221,180 (cost $216,773), or 0.4% of total net assets.

EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,934	$—	$190,542	$217,476
Exchange-Traded Funds	1,492,502	—	—	1,492,502
Mutual Funds	1,531,982	—	—	1,531,982
Money Market Fund	950,179	—	—	950,179
Senior Floating Rate Interests	—	49,466,555	1,959,174	51,425,729
Corporate Bonds	—	221,180	—	221,180
Total Assets	$4,001,597	$49,687,735	$2,149,716	$55,839,048

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$2,743	$—	$2,743
Unfunded Loan Commitments (Note 5)	—	—	1,288	1,288
Total Liabilities	$—	$2,743	$1,288	$4,031

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$190,542	Enterprise Value	Valuation Multiple	2.9x-8.6x	4.8x
Senior Floating Rate Interests	1,799,232	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	127,345	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	32,597	Third Party Pricing	Trade Price	—	—
Total Assets	$2,149,716
Liabilities:
Unfunded Loan Commitments	$1,288	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2024, the Fund had securities with a total value of $236,975 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $1,153,079 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2024:

	Assets			Liabilities
	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments

Beginning Balance	$2,007,344	$186,293	$2,193,637	$-
Purchases/(Receipts)	957,752	-	957,752	(677)
(Sales, maturities and paydowns)/Fundings	(93,690)	-	(93,690)	-
Amortization of premiums/discounts	(330)	-	(330)	-
Corporate actions	85,822	-	85,822	-
Total realized gains (losses) included in earnings	(14)	-	(14)	-
Total change in unrealized appreciation (depreciation) included in earnings	(81,606)	4,249	(77,357)	(611)
Transfers into Level 3	236,975	-	236,975	-
Transfers out of Level 3	(1,153,079)	-	(1,153,079)	-
Ending Balance	$1,959,174	$190,542	$2,149,716	$(1,288)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2024	$(32,862)	$4,249	$(28,613)	$(611)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Common Stocks
BP Holdco LLC*	$14,072	$–	$–	$–	$–	$14,072	11,609	$–
Mutual Funds
Guggenheim Floating Rate Strategies Fund — Class R6	–	1,549,250	–	–	(17,268)	1,531,982	63,175	49,250
	$14,072	$1,549,250	$–	$–	$(17,268)	$1,546,054		$49,250

*	Non-income producing security.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 24.9%
Industrial - 8.4%
Carlisle Companies, Inc.	2,244	$1,009,239
EMCOR Group, Inc.	2,130	917,029
Lennox International, Inc.	1,430	864,135
Owens Corning	4,740	836,705
Advanced Drainage Systems, Inc.	4,280	672,645
Applied Industrial Technologies, Inc.	2,969	662,473
UFP Industries, Inc.	4,979	653,295
Acuity Brands, Inc.	1,966	541,417
Donaldson Company, Inc.	7,247	534,104
Vontier Corp.	15,488	522,565
Comfort Systems USA, Inc.	1,139	444,609
Boise Cascade Co.	3,011	424,491
Mueller Industries, Inc.	5,633	417,405
Masco Corp.	4,880	409,627
Allegion plc	2,780	405,157
Armstrong World Industries, Inc.	3,057	401,781
Watts Water Technologies, Inc. — Class A	1,933	400,498
Snap-on, Inc.	1,381	400,089
TopBuild Corp.*	945	384,435
Curtiss-Wright Corp.	1,158	380,623
Esab Corp.	3,574	379,952
Lincoln Electric Holdings, Inc.	1,978	379,816
Universal Display Corp.	1,735	364,176
Simpson Manufacturing Company, Inc.	1,579	302,015
Amphenol Corp. — Class A	4,095	266,830
Louisiana-Pacific Corp.	2,057	221,045
NEXTracker, Inc. — Class A*	4,493	168,398
Garmin Ltd.	911	160,364
Total Industrial		13,524,918
Consumer, Cyclical - 5.0%
Toll Brothers, Inc.	5,157	796,705
Williams-Sonoma, Inc.	4,395	680,874
Core & Main, Inc. — Class A*	12,608	559,795
Travel + Leisure Co.	9,333	430,065
PACCAR, Inc.	4,090	403,601
Wingstop, Inc.	962	400,269
Crocs, Inc.*	2,749	398,083
KB Home	4,342	372,066
Skechers USA, Inc. — Class A*	5,036	337,009
Columbia Sportswear Co.	3,686	306,638
Light & Wonder, Inc. — Class A*	3,359	304,762
Visteon Corp.*	3,141	299,149
Gentex Corp.	9,656	286,687
Autoliv, Inc.	2,988	278,989
Boyd Gaming Corp.	4,032	260,669
Tempur Sealy International, Inc.	4,680	255,528
Dick's Sporting Goods, Inc.	1,190	248,353
Abercrombie & Fitch Co. — Class A*	1,698	237,550
PulteGroup, Inc.	1,491	214,003
Ralph Lauren Corp. — Class A	1,056	204,727
Scotts Miracle-Gro Co. — Class A	2,330	202,011
Mattel, Inc.*	7,258	138,265
Royal Caribbean Cruises Ltd.	708	125,571
Watsco, Inc.	250	122,970
Lennar Corp. — Class A	636	119,237
Total Consumer, Cyclical		7,983,576
Technology - 3.6%
Pure Storage, Inc. — Class A*	11,363	570,885
Manhattan Associates, Inc.*	1,665	468,498
Cirrus Logic, Inc.*	3,564	442,685
Dropbox, Inc. — Class A*	17,312	440,244
NetApp, Inc.	3,215	397,085
Insight Enterprises, Inc.*	1,820	392,010
TE Connectivity plc	2,565	387,289
NXP Semiconductor N.V.	1,543	370,335
ACI Worldwide, Inc.*	6,000	305,400
CommVault Systems, Inc.*	1,802	277,238
Akamai Technologies, Inc.*	2,630	265,498
Teradata Corp.*	8,503	257,981
Qualys, Inc.*	1,973	253,452
Fair Isaac Corp.*	128	248,770
KLA Corp.	318	246,262
Duolingo, Inc.*	847	238,871
Paycom Software, Inc.	710	118,265
Total Technology		5,680,768
Consumer, Non-cyclical - 3.5%
United Therapeutics Corp.*	1,622	581,244
Neurocrine Biosciences, Inc.*	4,968	572,413
Halozyme Therapeutics, Inc.*	9,558	547,100
H&R Block, Inc.	8,384	532,803
Encompass Health Corp.	5,211	503,591
United Rentals, Inc.	547	442,922
Jazz Pharmaceuticals plc*	3,794	422,689
Exelixis, Inc.*	13,933	361,561
Medpace Holdings, Inc.*	1,004	335,135
Grand Canyon Education, Inc.*	1,943	275,615
Lantheus Holdings, Inc.*	2,146	235,524
Sarepta Therapeutics, Inc.*	1,794	224,053
HCA Healthcare, Inc.	511	207,686
DaVita, Inc.*	1,127	184,749
RB Global, Inc.	1,356	109,144
Total Consumer, Non-cyclical		5,536,229
Financial - 2.2%
Equitable Holdings, Inc.	12,102	508,647
RenaissanceRe Holdings Ltd.	1,821	496,040
MGIC Investment Corp.	17,574	449,894
Ameriprise Financial, Inc.	861	404,506
International Bancshares Corp.	6,754	403,822
Cullen/Frost Bankers, Inc.	2,874	321,486
Kinsale Capital Group, Inc.	529	246,287
Evercore, Inc. — Class A	946	239,660
Arch Capital Group Ltd.*	2,130	238,304
East West Bancorp, Inc.	2,017	166,886
American Homes 4 Rent — Class A REIT	2,833	108,759
Stifel Financial Corp.	1	47
Total Financial		3,584,338
Energy - 1.2%
Permian Resources Corp.	30,148	410,314
Civitas Resources, Inc.	7,466	378,302
Matador Resources Co.	7,192	355,429
DT Midstream, Inc.	3,541	278,535

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 24.9% (continued)
Energy - 1.2% (continued)
Texas Pacific Land Corp.	305	$269,846
Chord Energy Corp.	1,729	225,168
Total Energy		1,917,594
Communications - 0.5%
GoDaddy, Inc. — Class A*	2,424	380,035
Motorola Solutions, Inc.	587	263,933
Ciena Corp.*	3,575	220,184
Total Communications		864,152
Basic Materials - 0.5%
NewMarket Corp.	757	417,781
Cabot Corp.	2,858	319,438
Reliance, Inc.	418	120,890
Total Basic Materials		858,109
Total Common Stocks
(Cost $35,402,038)		39,949,684

MUTUAL FUNDS† - 70.9%
Guggenheim Variable Insurance Strategy Fund III[1]	1,909,631	47,492,527
Guggenheim Strategy Fund III[1]	1,882,595	46,857,785
Guggenheim Strategy Fund II1	652,122	16,172,630
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	307,640	3,082,557
Total Mutual Funds
(Cost $113,201,301)		113,605,499

MONEY MARKET FUND***,† - 2.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[2]	3,315,291	3,315,291
Total Money Market Fund
(Cost $3,315,291)		3,315,291
Total Investments - 97.9%
(Cost $151,918,630)		$156,870,474
Other Assets & Liabilities, net - 2.1%		3,315,111
Total Net Assets - 100.0%		$160,185,585

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	8	Dec 2024	$2,519,520	$24,759
S&P 500 Index Mini Futures Contracts	11	Dec 2024	3,198,800	24,729
Russell 2000 Index Mini Futures Contracts	7	Dec 2024	787,430	6,464
			$6,505,750	$55,952

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index	Pay	5.63% (Federal Funds Rate + 0.72%)	At Maturity	10/31/24	20,267	$117,939,591	$–

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$39,949,684	$—		$—	$39,949,684
Mutual Funds	113,605,499	—		—	113,605,499
Money Market Fund	3,315,291	—		—	3,315,291
Equity Futures Contracts**	55,952	—		—	55,952
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$156,926,426	$—		$—	$156,926,426

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$40,526,245	$4,746,017	$(29,511,292)	$576,228	$(164,568)	$16,172,630	652,122	$1,489,200
Guggenheim Strategy Fund III	46,148,406	1,873,608	(1,795,800)	(29,918)	661,489	46,857,785	1,882,595	1,881,611
Guggenheim Ultra Short Duration Fund — Institutional Class	2,915,383	115,901	–	–	51,273	3,082,557	307,640	116,424
Guggenheim Variable Insurance Strategy Fund III	40,139,678	6,740,451	–	–	612,398	47,492,527	1,909,631	1,823,172
	$129,729,712	$13,475,977	$(31,307,092)	$546,310	$1,160,592	$113,605,499		$5,310,407

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 97.8%
Financial - 21.0%
Berkshire Hathaway, Inc. — Class B*	4,561	$2,099,246
Jefferies Financial Group, Inc.	31,675	1,949,596
JPMorgan Chase & Co.	9,089	1,916,507
Bank of America Corp.	45,454	1,803,615
Unum Group	29,223	1,737,015
First Horizon Corp.	94,243	1,463,594
American Tower Corp. — Class A REIT	4,981	1,158,381
Wells Fargo & Co.	17,301	977,333
Mastercard, Inc. — Class A	1,587	783,660
Synovus Financial Corp.	15,065	669,941
Stifel Financial Corp.	7,133	669,789
Charles Schwab Corp.	10,274	665,858
Old Republic International Corp.	17,585	622,861
Goldman Sachs Group, Inc.	1,040	514,914
Jones Lang LaSalle, Inc.*	1,706	460,296
Alexandria Real Estate Equities, Inc. REIT	3,802	451,488
Prosperity Bancshares, Inc.	6,089	438,834
STAG Industrial, Inc. REIT	11,015	430,576
First Merchants Corp.	9,742	362,402
Stewart Information Services Corp.	4,147	309,947
WisdomTree, Inc.	24,428	244,036
Apple Hospitality REIT, Inc.	15,426	229,076
Axos Financial, Inc.*	3,511	220,772
Total Financial		20,179,737
Consumer, Non-cyclical - 16.5%
Ingredion, Inc.	11,115	1,527,534
Encompass Health Corp.	13,794	1,333,052
Johnson & Johnson	7,769	1,259,044
Euronet Worldwide, Inc.*	12,325	1,223,010
PayPal Holdings, Inc.*	12,789	997,925
Tyson Foods, Inc. — Class A	16,562	986,433
MGP Ingredients, Inc.	11,112	925,074
Medtronic plc	9,686	872,030
Humana, Inc.	2,596	822,257
Coca-Cola Co.	10,011	719,390
HCA Healthcare, Inc.	1,707	693,776
Merck & Company, Inc.	6,065	688,742
Archer-Daniels-Midland Co.	10,876	649,732
Integer Holdings Corp.*	4,278	556,140
Bunge Global S.A.	5,146	497,310
RadNet, Inc.*	5,546	384,837
Enovis Corp.*	8,793	378,539
Central Garden & Pet Co. — Class A*	8,961	281,383
LivaNova plc*	5,153	270,739
ICF International, Inc.	1,592	265,530
Pfizer, Inc.	7,912	228,973
Azenta, Inc.*	2,750	133,210
Certara, Inc.*	8,687	101,725
Conagra Brands, Inc.	2,538	82,536
Total Consumer, Non-cyclical		15,878,921
Industrial - 11.6%
Teledyne Technologies, Inc.*	3,077	1,346,680
Knight-Swift Transportation Holdings, Inc.	21,358	1,152,264
Industrial - 11.6%
Advanced Energy Industries, Inc.	10,350	1,089,234
Johnson Controls International plc	10,937	848,821
Curtiss-Wright Corp.	2,348	771,764
Eagle Materials, Inc.	2,603	748,753
Kirby Corp.*	5,294	648,145
Graphic Packaging Holding Co.	20,768	614,525
L3Harris Technologies, Inc.	2,536	603,238
Coherent Corp.*	5,564	494,695
Summit Materials, Inc. — Class A*	11,199	437,097
Arcosa, Inc.	4,432	419,976
MDU Resources Group, Inc.	13,111	359,372
Esab Corp.	3,380	359,328
A O Smith Corp.	2,819	253,231
Littelfuse, Inc.	798	211,670
Park Aerospace Corp.	14,655	190,954
Timken Co.	2,101	177,093
Sonoco Products Co.	2,930	160,066
Gates Industrial Corporation plc*	8,806	154,545
Regal Rexnord Corp.	459	76,139
Stoneridge, Inc.*	3,534	39,546
Total Industrial		11,157,136
Technology - 10.1%
Leidos Holdings, Inc.	10,336	1,684,768
Teradyne, Inc.	9,600	1,285,728
Fortinet, Inc.*	14,265	1,106,251
Microsoft Corp.	2,329	1,002,168
Fiserv, Inc.*	5,115	918,910
Applied Materials, Inc.	3,278	662,320
NXP Semiconductor N.V.	2,451	588,265
QUALCOMM, Inc.	3,378	574,429
KLA Corp.	740	573,063
Science Applications International Corp.	3,543	493,433
MACOM Technology Solutions Holdings, Inc.*	4,023	447,599
Amkor Technology, Inc.	9,678	296,147
Intel Corp.*	4,787	112,303
Total Technology		9,745,384
Energy - 9.9%
Chevron Corp.	14,038	2,067,376
Diamondback Energy, Inc.	9,793	1,688,313
ConocoPhillips	12,704	1,337,477
Kinder Morgan, Inc.	36,763	812,095
Equities Corp.	21,249	778,563
Coterra Energy, Inc. — Class A	29,092	696,754
Marathon Oil Corp.	24,310	647,375
Range Resources Corp.	9,703	298,464
Exxon Mobil Corp.	2,256	264,448
Murphy Oil Corp.	7,759	261,789
Liberty Energy, Inc. — Class A	12,812	244,581
Talos Energy, Inc.*	23,296	241,114
Patterson-UTI Energy, Inc.	21,280	162,792
Total Energy		9,501,141
Consumer, Cyclical - 9.4%
Walmart, Inc.	24,477	1,976,518
H&E Equipment Services, Inc.	19,746	961,235
Levi Strauss & Co. — Class A	40,614	885,385

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 97.8% (continued)
Consumer, Cyclical - 9.4% (continued)
Las Vegas Sands Corp.	14,239	$716,791
Ferguson Enterprises, Inc.	3,519	698,768
Delta Air Lines, Inc.	11,133	565,445
Lear Corp.	4,900	534,835
Crocs, Inc.*	3,446	499,015
Southwest Airlines Co.	14,749	437,013
MSC Industrial Direct Company, Inc. — Class A	4,360	375,222
BorgWarner, Inc.	8,877	322,146
Advance Auto Parts, Inc.	7,007	273,203
Sonic Automotive, Inc. — Class A	4,555	266,376
AutoNation, Inc.*	1,136	203,253
Lakeland Industries, Inc.	6,577	132,198
Century Communities, Inc.	912	93,918
Newell Brands, Inc.	11,444	87,890
Methode Electronics, Inc.	5,456	65,254
Total Consumer, Cyclical		9,094,465
Utilities - 7.9%
OGE Energy Corp.	49,487	2,029,957
Pinnacle West Capital Corp.	20,436	1,810,425
Edison International	15,015	1,307,656
Exelon Corp.	20,760	841,818
Evergy, Inc.	12,690	786,907
Duke Energy Corp.	5,623	648,332
Black Hills Corp.	3,016	184,338
Total Utilities		7,609,433
Basic Materials - 6.1%
Westlake Corp.	7,103	1,067,510
Reliance, Inc.	3,354	970,010
Nucor Corp.	5,896	886,405
Freeport-McMoRan, Inc.	15,267	762,129
Huntsman Corp.	30,083	728,009
DuPont de Nemours, Inc.	6,536	582,423
Avient Corp.	8,639	434,714
MP Materials Corp.*	13,889	245,141
Ashland, Inc.	2,721	236,645
Total Basic Materials		5,912,986
Communications - 5.3%
Verizon Communications, Inc.	39,044	1,753,466
Alphabet, Inc. — Class A	7,377	1,223,475
AT&T, Inc.	37,750	830,500
T-Mobile US, Inc.	2,640	544,790
Walt Disney Co.	2,851	274,238
Ciena Corp.*	3,971	244,574
Calix, Inc.*	5,358	207,837
Luna Innovations, Inc.*	23,147	54,396
Total Communications		5,133,276
Total Common Stocks
(Cost $69,095,990)		94,212,479

MONEY MARKET FUND***,† - 2.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[1]	2,084,709	2,084,709
Total Money Market Fund
(Cost $2,084,709)		2,084,709
Total Investments - 100.0%
(Cost $71,180,699)		$96,297,188
Other Assets & Liabilities, net - 0.0%		(40,083)
Total Net Assets - 100.0%		$96,257,105

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$94,212,479	$—	$—	$94,212,479
Money Market Fund	2,084,709	—	—	2,084,709
Total Assets	$96,297,188	$—	$—	$96,297,188

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 0.3%
Consumer, Non-cyclical - 0.3%
Endo, Inc.*	3,651	$94,013
MEDIQ, Inc.*,†††	92	–
Total Consumer, Non-cyclical		94,013
Energy - 0.0%
Legacy Reserves, Inc.*,†††	1,969	7,876
Permian Production Partners LLC*,†††	9,124	164
Total Energy		8,040
Industrial - 0.0%
YAK BLOCKER 2 LLC*,†††	914	1,837
YAK BLOCKER 2 LLC*,†††	844	1,697
BP Holdco LLC*,†††,1	523	634
Vector Phoenix Holdings, LP*,†††	523	11
Total Industrial		4,179
Utilities - 0.0%
Mountain Creek Power LLC*,†††	7,929	793
Financial - 0.0%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	225,000	23
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	125,000	12
Total Financial		35
Total Common Stocks
(Cost $135,201)		107,060

PREFERRED STOCKS†† - 1.3%
Financial - 1.3%
Charles Schwab Corp.
4.00%	150,000	134,144
Citigroup, Inc.
7.63%	125,000	133,547
American National Group, Inc.
5.95%	3,500	86,555
Goldman Sachs Group, Inc.
7.50%	75,000	80,620
Total Financial		434,866
Industrial - 0.0%
U.S. Shipping Corp.*,†††	24,529	2
Total Preferred Stocks
(Cost $1,062,500)		434,868

MONEY MARKET FUND***,† - 1.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[4]	463,044	463,044
Total Money Market Fund
(Cost $463,044)		463,044

	Face Amount~
CORPORATE BONDS†† - 86.4%
Consumer, Cyclical - 16.7%
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]	250,000	249,918
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[5]	250,000	233,086
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[5]	200,000	210,289
Station Casinos LLC
4.63% due 12/01/31[5]	225,000	208,645
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	225,000	198,538
Boyd Gaming Corp.
4.75% due 12/01/27	200,000	197,737
Scotts Miracle-Gro Co.
4.38% due 02/01/32	200,000	185,344
Allison Transmission, Inc.
3.75% due 01/30/31[5]	200,000	181,839
Hilton Domestic Operating Company, Inc.
5.88% due 03/15/33[5]	100,000	101,895
6.13% due 04/01/32[5]	75,000	77,225
Caesars Entertainment, Inc.
8.13% due 07/01/27[5]	150,000	153,089
6.50% due 02/15/32[5]	25,000	25,860
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]	175,000	174,593
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	175,000	173,679
Air Canada
3.88% due 08/15/26[5]	175,000	170,413
Crocs, Inc.
4.25% due 03/15/29[5]	175,000	165,444
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[5]	150,000	159,751
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[5]	150,000	155,884
Newell Brands, Inc.
5.70% due 04/01/26	150,000	150,368
Hanesbrands, Inc.
4.88% due 05/15/26[5]	150,000	148,685
United Airlines, Inc.
4.38% due 04/15/26[5]	150,000	147,592
Wabash National Corp.
4.50% due 10/15/28[5]	150,000	137,417
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
11.00% due 04/15/29[5]	136,125	136,669
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]	150,000	133,705
Velocity Vehicle Group LLC
8.00% due 06/01/29[5]	125,000	130,151
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[5]	75,000	75,244
6.75% due 05/15/28[5]	50,000	51,538

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 86.4% (continued)
Consumer, Cyclical - 16.7% (continued)
ONE Hotels GmbH
7.75% due 04/02/31[5]	EUR	100,000	$117,357
AccorInvest Group S.A.
6.38% due 10/15/29[5]	EUR	100,000	115,291
Vail Resorts, Inc.
6.50% due 05/15/32[5]		100,000	104,492
Amer Sports Co.
6.75% due 02/16/31[5]		100,000	102,507
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.25% due 03/15/33[5]		100,000	101,305
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[5]		100,000	92,214
Penn Entertainment, Inc.
4.13% due 07/01/29[5]		100,000	91,111
Park River Holdings, Inc.
5.63% due 02/01/29[5]		100,000	85,845
JB Poindexter & Company, Inc.
8.75% due 12/15/31[5]		75,000	79,295
Michaels Companies, Inc.
5.25% due 05/01/28[5]		100,000	73,811
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]		75,000	71,612
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]		75,000	71,121
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[5]		61,000	64,323
Superior Plus, LP
4.25% due 05/18/28[5]	CAD	75,000	52,287
Advance Auto Parts, Inc.
5.90% due 03/09/26		50,000	50,516
Papa John's International, Inc.
3.88% due 09/15/29[5]		50,000	46,274
Sabre GLBL, Inc.
7.38% due 09/01/25[2]		35,000	34,650
9.25% due 04/15/25[2]		7,000	6,974
Total Consumer, Cyclical			5,495,583
Consumer, Non-cyclical - 14.2%
CPI CG, Inc.
10.00% due 07/15/29[5]		275,000	289,438
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]		250,000	242,469
Boost Newco Borrower LLC
7.50% due 01/15/31[5]		200,000	214,609
Tenet Healthcare Corp.
6.13% due 06/15/30		125,000	127,043
6.75% due 05/15/31		75,000	78,178
IQVIA, Inc.
5.00% due 10/15/26[5]		200,000	199,450
Grifols S.A.
4.75% due 10/15/28[5]		200,000	187,334
TriNet Group, Inc.
7.13% due 08/15/31[5]		175,000	182,321
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75% due 04/15/26[5]		180,000	180,822
Champions Financing, Inc.
8.75% due 02/15/29[5]		175,000	178,247
HAH Group Holding Company LLC
9.75% due 10/01/31[5]		175,000	176,457
Bausch Health Companies, Inc.
4.88% due 06/01/28†††,5		225,000	175,500
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]		200,000	175,296
Carriage Services, Inc.
4.25% due 05/15/29[5]		175,000	162,119
Post Holdings, Inc.
5.50% due 12/15/29[5]		75,000	74,456
4.63% due 04/15/30[5]		75,000	71,764
5.63% due 01/15/28[5]		10,000	10,085
Upbound Group, Inc.
6.38% due 02/15/29[5]		157,000	151,997
Darling Ingredients, Inc.
6.00% due 06/15/30[5]		150,000	151,427
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[5]		150,000	145,045
Service Corporation International
3.38% due 08/15/30		100,000	90,629
5.75% due 10/15/32		50,000	50,327
Castor S.p.A.
8.73% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,5	EUR	125,000	135,511
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR	125,000	135,385
US Foods, Inc.
7.25% due 01/15/32[5]		125,000	132,293
Williams Scotsman, Inc.
7.38% due 10/01/31[5]		125,000	132,120
Performance Food Group, Inc.
6.13% due 09/15/32[5]		125,000	127,732
AMN Healthcare, Inc.
4.63% due 10/01/27[5]		125,000	122,186
Medline Borrower, LP
5.25% due 10/01/29[5]		100,000	98,118
DaVita, Inc.
4.63% due 06/01/30[5]		100,000	95,329
Brink's Co.
6.75% due 06/15/32[5]		75,000	78,231
Medline Borrower Limited Partnership/Medline Company-Issuer, Inc.
6.25% due 04/01/29[5]		75,000	77,275
Central Garden & Pet Co.
4.13% due 04/30/31[5]		75,000	68,695

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 86.4% (continued)
Consumer, Non-cyclical - 14.2% (continued)
Graham Holdings Co.
5.75% due 06/01/26[5]	50,000	$49,979
WW International, Inc.
4.50% due 04/15/29[5]	205,000	45,266
Endo Finance Holdings, Inc.
8.50% due 04/15/31[5]	25,000	26,788
Perrigo Finance Unlimited Co.
6.13% due 09/30/32	25,000	25,193
Total Consumer, Non-cyclical		4,665,114
Industrial - 13.7%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]	200,000	204,300
5.25% due 07/15/28[5]	150,000	146,475
TransDigm, Inc.
6.88% due 12/15/30[5]	175,000	183,256
6.00% due 01/15/33[5]	150,000	152,125
Enviri Corp.
5.75% due 07/31/27[5]	325,000	319,006
Trinity Industries, Inc.
7.75% due 07/15/28[5]	275,000	288,637
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	430,000	287,225
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[5]	175,000	180,806
9.25% due 04/15/27[5]	100,000	102,537
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]	275,000	255,628
EMRLD Borrower Limited Partnership / Emerald Company-Issuer, Inc.
6.63% due 12/15/30[5]	225,000	231,996
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	125,000	129,578
6.38% due 03/01/34[5]	45,000	46,725
4.25% due 02/01/32[5]	25,000	23,108
Amsted Industries, Inc.
4.63% due 05/15/30[5]	175,000	167,149
5.63% due 07/01/27[5]	25,000	24,933
EnerSys
6.63% due 01/15/32[5]	175,000	181,004
Clean Harbors, Inc.
6.38% due 02/01/31[5]	150,000	153,663
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	150,000	149,401
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[5]	125,000	127,684
Artera Services LLC
8.50% due 02/15/31[5]	125,000	123,778
Hillenbrand, Inc.
6.25% due 02/15/29	75,000	76,321
3.75% due 03/01/31	50,000	44,728
Clearwater Paper Corp.
4.75% due 08/15/28[5]	125,000	117,656
Summit Materials LLC / Summit Materials Finance Corp.
7.25% due 01/15/31[5]	100,000	105,930
Sealed Air Corporation/Sealed Air Corp US
7.25% due 02/15/31[5]	100,000	105,839
Calderys Financing LLC
11.25% due 06/01/28[5]	75,000	80,626
Wrangler Holdco Corp.
6.63% due 04/01/32[5]	75,000	77,957
Standard Building Solutions, Inc.
6.50% due 08/15/32[5]	75,000	77,659
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[5]	75,000	72,850
Arcosa, Inc.
4.38% due 04/15/29[5]	75,000	71,891
Standard Industries, Inc.
4.38% due 07/15/30[5]	75,000	70,988
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[5]	50,000	52,304
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[5]	25,000	25,916
Ball Corp.
6.00% due 06/15/29	25,000	25,873
Total Industrial		4,485,552
Communications - 12.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38% due 09/01/29[5]	250,000	250,296
4.50% due 05/01/32	225,000	194,547
4.50% due 06/01/33[5]	125,000	106,154
4.25% due 01/15/34[5]	100,000	82,026
Vmed O2 UK Financing I plc
7.75% due 04/15/32[5]	200,000	205,296
4.25% due 01/31/31[5]	200,000	177,048
Altice France S.A.
5.50% due 10/15/29[5]	325,000	227,610
5.13% due 07/15/29[5]	175,000	123,063
CSC Holdings LLC
4.13% due 12/01/30[5]	200,000	145,751
4.63% due 12/01/30[5]	200,000	101,499
3.38% due 02/15/31[5]	75,000	53,179
VZ Secured Financing B.V.
5.00% due 01/15/32[5]	275,000	253,067
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	125,000	123,530
8.00% due 08/01/29[5]	100,000	100,359
7.38% due 09/01/31[5]	25,000	25,939
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	270,000	247,057
Level 3 Financing, Inc.
3.88% due 10/15/30[5]	175,000	128,235
11.00% due 11/15/29[5]	99,190	109,861

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 86.4% (continued)
Communications - 12.4% (continued)
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[5]	225,000	$228,665
AMC Networks, Inc.
4.25% due 02/15/29	300,000	216,972
Sirius XM Radio, Inc.
3.88% due 09/01/31[5]	125,000	108,909
4.13% due 07/01/30[5]	100,000	90,688
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	195,547
Sunrise FinCo I B.V.
4.88% due 07/15/31[5]	200,000	189,236
Match Group Holdings II LLC
3.63% due 10/01/31[5]	150,000	134,326
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[5]	100,000	95,215
7.38% due 02/15/31[5]	25,000	26,687
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	75,000	70,370
Cable One, Inc.
4.00% due 11/15/30[5]	75,000	59,784
Total Communications		4,070,916
Financial - 10.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
6.50% due 10/01/31[5]	175,000	176,835
7.00% due 01/15/31[5]	75,000	77,070
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	225,000	244,683
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	250,000	237,702
Focus Financial Partners LLC
6.75% due 09/15/31[5]	225,000	227,148
Ardonagh Finco Ltd.
7.75% due 02/15/31[5]	200,000	206,745
Hunt Companies, Inc.
5.25% due 04/15/29[5]	200,000	193,503
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]	200,000	184,148
United Wholesale Mortgage LLC
5.75% due 06/15/27[5]	125,000	124,187
5.50% due 04/15/29[5]	50,000	48,700
Starwood Property Trust, Inc.
4.38% due 01/15/27[5]	85,000	82,832
7.25% due 04/01/29[5]	75,000	78,642
OneMain Finance Corp.
3.88% due 09/15/28	100,000	92,752
4.00% due 09/15/30	75,000	66,801
Assurant, Inc.
7.00% due 03/27/48[3]	150,000	151,935
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[5]	125,000	131,094
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[5]	75,000	79,467
4.50% due 11/15/29[5]	50,000	48,126
Iron Mountain, Inc.
5.63% due 07/15/32[5]	125,000	124,679
SLM Corp.
3.13% due 11/02/26	125,000	120,168
PennyMac Financial Services, Inc.
7.88% due 12/15/29[5]	100,000	106,632
Aretec Group, Inc.
10.00% due 08/15/30[5]	100,000	106,421
AmWINS Group, Inc.
4.88% due 06/30/29[5]	100,000	95,889
Kennedy-Wilson, Inc.
4.75% due 03/01/29	100,000	92,568
Hightower Holding LLC
9.13% due 01/31/30[5]	75,000	78,272
HUB International Ltd.
5.63% due 12/01/29[5]	50,000	49,040
7.38% due 01/31/32[5]	25,000	25,815
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	100,000	67,090
USI, Inc.
7.50% due 01/15/32[5]	50,000	51,797
American National Group, Inc.
5.75% due 10/01/29	50,000	50,289
Ryan Specialty LLC
5.88% due 08/01/32[5]	25,000	25,417
Total Financial		3,446,447
Energy - 7.1%
ITT Holdings LLC
6.50% due 08/01/29[5]	325,000	307,889
Buckeye Partners, LP
3.95% due 12/01/26	175,000	169,918
6.88% due 07/01/29[5]	75,000	76,843
CVR Energy, Inc.
5.75% due 02/15/28[5]	182,000	170,916
8.50% due 01/15/29[5]	75,000	75,814
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	250,000	245,693
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	125,000	125,844
8.25% due 01/15/32[5]	100,000	103,729
NuStar Logistics, LP
5.63% due 04/28/27	125,000	125,570
6.00% due 06/01/26	75,000	75,446
Venture Global LNG, Inc.
9.50% due 02/01/29[5]	75,000	84,488
7.00% due 01/15/30[5]	75,000	76,621

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~		Value
CORPORATE BONDS†† - 86.4% (continued)
Energy - 7.1% (continued)
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[5]		150,000	$157,239
Parkland Corp.
4.50% due 10/01/29[5]		125,000	118,348
Viper Energy, Inc.
7.38% due 11/01/31[5]		100,000	105,467
Sunoco Limited Partnership / Sunoco Finance Corp.
6.00% due 04/15/27		100,000	100,333
Sunoco, LP
7.25% due 05/01/32[5]		75,000	79,501
Kinetik Holdings, LP
5.88% due 06/15/30[5]		75,000	75,511
Southwestern Energy Co.
5.38% due 02/01/29		50,000	49,832
Basic Energy Services, Inc.
due 10/15/23[7]		168,000	1,680
Total Energy			2,326,682
Basic Materials - 7.0%
Carpenter Technology Corp.
7.63% due 03/15/30		125,000	130,884
6.38% due 07/15/28		100,000	100,686
SK Invictus Intermediate II SARL
5.00% due 10/30/29[5]		225,000	216,003
Ingevity Corp.
3.88% due 11/01/28[5]		225,000	211,285
Alcoa Nederland Holding B.V.
6.13% due 05/15/28[5]		200,000	202,773
INEOS Finance plc
6.75% due 05/15/28[5]		200,000	201,985
Compass Minerals International, Inc.
6.75% due 12/01/27[5]		200,000	199,037
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]		200,000	197,516
Novelis Corp.
4.75% due 01/30/30[5]		200,000	193,901
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]		110,000	106,386
4.50% due 06/01/31[5]		75,000	68,619
Minerals Technologies, Inc.
5.00% due 07/01/28[5]		175,000	170,284
Arsenal AIC Parent LLC
8.00% due 10/01/30[5]		100,000	107,308
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]		100,000	101,100
WR Grace Holdings LLC
4.88% due 06/15/27[5]		75,000	73,904
Mirabela Nickel Ltd.
due 06/24/19†††,2,7		390,085	1,950
Total Basic Materials			2,283,621
Technology - 3.5%
Dye & Durham Ltd.
8.63% due 04/15/29[5]		200,000	211,576
Capstone Borrower, Inc.
8.00% due 06/15/30[5]		150,000	158,934
ACI Worldwide, Inc.
5.75% due 08/15/26[5]		150,000	149,959
TeamSystem S.p.A.
7.19% due 07/31/31	EUR	100,000	111,854
SS&C Technologies, Inc.
5.50% due 09/30/27[5]		100,000	99,957
Dun & Bradstreet Corp.
5.00% due 12/15/29[5]		100,000	99,576
Entegris, Inc.
4.75% due 04/15/29[5]		100,000	98,545
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[5]		75,000	76,695
Cloud Software Group, Inc.
6.50% due 03/31/29[5]		75,000	74,622
NCR Voyix Corp.
5.13% due 04/15/29[5]		59,000	57,734
Amentum Holdings, Inc.
7.25% due 08/01/32[5]		25,000	26,091
Total Technology			1,165,543
Utilities - 1.3%
Terraform Global Operating, LP
6.13% due 03/01/26[5]		420,000	420,206
Total Corporate Bonds
(Cost $29,525,978)			28,359,664

SENIOR FLOATING RATE INTERESTS††,◊ - 9.9%
Consumer, Cyclical - 2.5%
PetSmart LLC
8.70% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28		145,500	144,071
CCRR Parent, Inc.
9.21% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28		146,480	121,212
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.67% (6 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 04/03/25		181,745	120,709
American Tire Distributors, Inc.
11.80% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28		170,625	100,954
Truck Hero, Inc.
due 01/31/28		100,000	98,221
Holding SOCOTEC
6.85% (6 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 06/30/28		72,750	72,568
First Brands Group LLC
10.51% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27		49,275	48,684
Rent-A-Center, Inc.
8.00% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28		45,868	45,701

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 9.9% (continued)
Consumer, Cyclical - 2.5% (continued)
Galaxy US Opco, Inc.
10.00% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 04/29/29	49,873	$41,691
American Tire Distributors, Inc.
11.28% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/22/26†††	13,631	12,677
WW International, Inc.
8.46% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	45,000	11,953
Total Consumer, Cyclical		818,441
Consumer, Non-cyclical - 2.3%
Outcomes Group Holdings, Inc.
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/06/31	99,750	100,270
PlayCore
9.75% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/20/30	99,562	99,836
Gibson Brands, Inc.
10.58% (6 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	94,819	90,078
National Mentor Holdings, Inc.
8.65% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	92,228	88,457
IVI America LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/09/31	70,000	70,375
Women's Care Holdings, Inc.
9.85% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	61,902	59,478
Blue Ribbon LLC
11.58% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	82,500	57,406
Endo Finance Holdings, Inc.
9.78% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 04/23/31	50,000	49,927
Balrog Acquisition, Inc.
9.46% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	49,500	49,252
TGP Holdings LLC
8.20% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	48,503	45,593
Midwest Physician Administrative Services
7.87% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	49,871	44,919
Total Consumer, Non-cyclical		755,591
Industrial - 2.2%
Arcline FM Holdings, LLC
9.65% ((3 Month Term SOFR + 4.50%) and (6 Month Term SOFR + 4.50%), Rate Floor: 5.25%) due 06/23/28	170,188	170,370
Dispatch Terra Acquisition LLC
9.00% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	145,246	131,551
Pelican Products, Inc.
9.12% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	88,806	81,289
Engineering Research And Consulting LLC
10.06% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/29/31†††	75,000	73,875
Michael Baker International LLC
9.60% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28	73,129	73,403
Aegion Corp.
8.60% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/17/28	72,807	72,944
Hobbs & Associates LLC
8.10% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/23/31	68,182	68,011
STS Operating, Inc.
8.95% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/25/31	49,750	49,377
Total Industrial		720,820
Technology - 1.7%
Pushpay USA, Inc.
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/15/31†††	100,000	99,750
Cloud Software Group, Inc.
8.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 03/30/29	98,631	98,148
Blackhawk Network Holdings, Inc.
9.85% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/12/29	74,813	75,086

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 9.9% (continued)
Technology - 1.7% (continued)
DS Admiral Bidco LLC
9.10% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31	75,000	$72,000
Modena Buyer LLC
9.10% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	75,000	71,641
Atlas CC Acquisition Corp.
9.57% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	72,563	55,894
Planview Parent, Inc.
8.35% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/17/27	54,863	54,863
Leia Finco US LLC
due 07/02/31	35,000	34,421
Total Technology		561,803
Basic Materials - 0.6%
Discovery Purchaser Corp.
due 10/04/29	125,000	124,340
NIC Acquisition Corp.
8.62% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	87,154	75,661
Total Basic Materials		200,001
Financial - 0.4%
Asurion LLC
9.20% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	79,596	78,331
Franchise Group, Inc.
10.39% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	100,138	63,788
Total Financial		142,119
Communications - 0.1%
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 10/02/28	121,875	20,262
Energy - 0.1%
Permian Production Partners LLC
14.96% (1 Month Term SOFR + 6.11%, Rate Floor: 12.96%) (in-kind rate was 2.00%) due 11/24/25†††,6	11,122	11,011
Total Senior Floating Rate Interests
(Cost $3,608,155)		3,230,048
Total Investments - 99.3%
(Cost $34,794,878)		$32,594,684
Other Assets & Liabilities, net - 0.7%		235,505
Total Net Assets - 100.0%		$32,830,189

Forward Foreign Currency Exchange Contracts††

Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	EUR	Sell	100,000	111,274 USD	10/18/24	$(179)
Barclays Bank plc	CAD	Sell	72,000	53,047 USD	10/18/24	(233)
Bank of America, N.A.	EUR	Sell	457,000	506,224 USD	10/18/24	(3,118)
						$(3,530)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at September 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Affiliated issuer.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $43,609 (cost $398,348), or 0.1% of total net assets — See Note 6.
[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Rate indicated is the 7-day yield as of September 30, 2024.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $24,794,514 (cost $25,391,471), or 75.5% of total net assets.
[6] [7]	Payment-in-kind security. Security is in default of interest and/or principal obligations.

CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$94,013	$—	$13,047	$107,060
Preferred Stocks	—	434,866	2	434,868
Money Market Fund	463,044	—	—	463,044
Corporate Bonds	—	28,182,214	177,450	28,359,664
Senior Floating Rate Interests	—	2,983,483	246,565	3,230,048
Total Assets	$557,057	$31,600,563	$437,064	$32,594,684

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$3,530	$—	$3,530
Unfunded Loan Commitments (Note 5)	—	—	494	494
Total Liabilities	$—	$3,530	$494	$4,024

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at September 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$12,219	Enterprise Value	Valuation Multiple	2.9x-8.6x	4.2x
Common Stocks	828	Model Price	Liquidation Value	—	—
Corporate Bonds	175,500	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	1,950	Third Party Pricing	Trade Price	—	—
Preferred Stocks	2	Model Price	Liquidation Value	—	—
Senior Floating Rate Interests	233,888	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	12,677	Third Party Pricing	Trade Price	—	—
Total Assets	$437,064
Liabilities:
Unfunded Loan Commitments	$494	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended September 30, 2024, the Fund had securities with a total value of $186,511 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $1,680 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended September 30, 2024:

	Assets					Liabilities
	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commintments
Beginning Balance	$2,790	$520,596	$16,797	$14,565	$554,748	$-
Purchases/(Receipts)	-	185,176	2,881	-	188,057	(255)
(Sales, maturities and paydowns)/Fundings	-	(394,393)	(153)	(31,945)	(426,491)	-
Amortization of premiums/discounts	-	4,071	-	-	4,071	17
Corporate Actions	-	(72,579)	-	-	(72,579)	-
Total realized gains (losses) included in earnings	-	(27,129)	-	(101,482)	(128,611)	-
Total change in unrealized appreciation (depreciation) included in earnings	840	19,812	(6,478)	118,864	133,038	(256)
Transfers into Level 3	175,500	11,011	-	-	186,511	-
Transfers out of Level 3	(1,680)	-	-	-	(1,680)	-
Ending Balance	$177,450	$246,565	$13,047	$2	$437,064	$(494)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at September 30, 2024	$-	$695	$(6,476)	$-	$(5,781)	$(256)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24
Common Stocks
BP Holdco LLC*	$634	$–	$–	$–	$–	$634	523

*	Non-income producing security.

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 92.3%
Financial - 27.4%
Stifel Financial Corp.	12,488	$1,172,623
Old National Bancorp	51,721	965,114
Cathay General Bancorp	20,302	871,971
STAG Industrial, Inc. REIT	21,488	839,966
Healthpeak Properties, Inc. REIT	34,748	794,693
First Horizon Corp.	47,890	743,732
Old Republic International Corp.	20,046	710,029
Unum Group	11,285	670,780
First Merchants Corp.	17,620	655,464
Jefferies Financial Group, Inc.	10,448	643,075
LXP Industrial Trust REIT	63,709	640,275
Hanmi Financial Corp.	33,792	628,531
Prosperity Bancshares, Inc.	8,467	610,217
Hancock Whitney Corp.	11,604	593,777
First American Financial Corp.	8,958	591,318
WisdomTree, Inc.	43,979	439,350
Jones Lang LaSalle, Inc.*	1,612	434,934
Apple Hospitality REIT, Inc.	28,677	425,853
Synovus Financial Corp.	9,461	420,730
Independent Bank Group, Inc.	6,981	402,524
Stewart Information Services Corp.	5,046	377,138
Sunstone Hotel Investors, Inc. REIT	33,664	347,413
First Hawaiian, Inc.	12,318	285,162
United Bankshares, Inc.	7,630	283,073
United Community Banks, Inc.	8,176	237,758
BOK Financial Corp.	2,261	236,546
Piedmont Office Realty Trust, Inc. — Class A REIT	21,618	218,342
RMR Group, Inc. — Class A	6,859	174,081
Total Financial		15,414,469
Industrial - 17.2%
Kirby Corp.*	8,925	1,092,688
Arcosa, Inc.	11,075	1,049,467
Curtiss-Wright Corp.	2,675	879,246
Summit Materials, Inc. — Class A*	21,144	825,250
Moog, Inc. — Class A	4,029	813,938
Knight-Swift Transportation Holdings, Inc.	12,851	693,311
MDU Resources Group, Inc.	25,094	687,827
Advanced Energy Industries, Inc.	6,365	669,853
Esab Corp.	5,370	570,885
Sonoco Products Co.	10,119	552,801
Graphic Packaging Holding Co.	18,252	540,077
Littelfuse, Inc.	1,507	399,732
Park Aerospace Corp.	27,103	353,152
Gates Industrial Corporation plc*	16,904	296,665
Timken Co.	1,878	158,296
Stoneridge, Inc.*	6,350	71,056
Total Industrial		9,654,244
Consumer, Non-cyclical - 15.5%
Encompass Health Corp.	11,777	1,138,129
MGP Ingredients, Inc.	12,645	1,052,696
Euronet Worldwide, Inc.*	9,181	911,030
Enovis Corp.*	16,542	712,133
RadNet, Inc.*	10,066	698,480
Addus HomeCare Corp.*	4,796	638,012
Ingredion, Inc.	4,506	619,260
Central Garden & Pet Co. — Class A*	18,524	581,638
LivaNova plc*	9,834	516,678
ICF International, Inc.	3,016	503,039
Perdoceo Education Corp.	19,762	439,507
Integer Holdings Corp.*	2,783	361,790
Certara, Inc.*	23,231	272,035
Azenta, Inc.*	5,247	254,165
Total Consumer, Non-cyclical		8,698,592
Energy - 8.9%
CNX Resources Corp.*	38,216	1,244,695
Liberty Energy, Inc. — Class A	53,412	1,019,635
Murphy Oil Corp.	26,131	881,660
Patterson-UTI Energy, Inc.	52,975	405,259
Diamondback Energy, Inc.	2,014	347,213
Baytex Energy Corp.	103,569	307,600
Talos Energy, Inc.*	27,786	287,585
Range Resources Corp.	8,462	260,291
ProPetro Holding Corp.*	30,695	235,124
Total Energy		4,989,062
Consumer, Cyclical - 8.7%
Rush Enterprises, Inc. — Class A	22,196	1,172,615
H&E Equipment Services, Inc.	17,705	861,879
Alaska Air Group, Inc.*	11,393	515,078
Sonic Automotive, Inc. — Class A	8,498	496,963
MSC Industrial Direct Company, Inc. — Class A	4,305	370,488
AutoNation, Inc.*	2,018	361,061
MarineMax, Inc.*	8,829	311,399
Macy's, Inc.	12,512	196,313
Advance Auto Parts, Inc.	4,410	171,946
Century Communities, Inc.	1,653	170,226
Newell Brands, Inc.	21,722	166,825
Methode Electronics, Inc.	10,198	121,968
Total Consumer, Cyclical		4,916,761
Utilities - 4.8%
OGE Energy Corp.	27,514	1,128,624
Spire, Inc.	6,887	463,426
Black Hills Corp.	7,033	429,857
Avista Corp.	9,081	351,889
ALLETE, Inc.	5,481	351,826
Total Utilities		2,725,622
Basic Materials - 4.5%
Avient Corp.	15,007	755,152
Ashland, Inc.	5,946	517,124
Commercial Metals Co.	8,528	468,699
MP Materials Corp.*	25,511	450,269
Huntsman Corp.	13,530	327,426
Total Basic Materials		2,518,670
Technology - 2.7%
Science Applications International Corp.	7,250	1,009,708
Amkor Technology, Inc.	17,574	537,764
Total Technology		1,547,472
Communications - 2.6%
Ciena Corp.*	8,629	531,460
Calix, Inc.*	10,051	389,878

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 92.3% (continued)
Communications - 2.6% (continued)
TEGNA, Inc.	18,802	$296,696
Gray Television, Inc.	24,648	132,113
Luna Innovations, Inc.*	42,538	99,965
Total Communications		1,450,112
Total Common Stocks
(Cost $43,636,815)		51,915,004

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	116,667	34
Total Convertible Preferred Stocks
(Cost $111,409)		34

EXCHANGE-TRADED FUNDS***,† - 4.8%
iShares Russell 2000 Value ETF	9,455	1,577,283
SPDR S&P Biotech ETF	10,945	1,081,366
Total Exchange-Traded Funds
(Cost $1,943,480)		2,658,649

MONEY MARKET FUND***,† - 3.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[2]	1,714,972	1,714,972
Total Money Market Fund
(Cost $1,714,972)		1,714,972
Total Investments - 100.1%
(Cost $47,406,676)		$56,288,659
Other Assets & Liabilities, net - (0.1)%		(52,001)
Total Net Assets - 100.0%		$56,236,658

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$51,915,004	$—	$—	$51,915,004
Convertible Preferred Stocks	—	—	34	34
Exchange-Traded Funds	2,658,649	—	—	2,658,649
Money Market Fund	1,714,972	—	—	1,714,972
Total Assets	$56,288,625	$—	$34	$56,288,659

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 96.5%
Industrial - 23.3%
Teledyne Technologies, Inc.*	8,787	$3,845,719
Curtiss-Wright Corp.	9,665	3,176,789
Graphic Packaging Holding Co.	99,285	2,937,843
Kirby Corp.*	23,898	2,925,832
Coherent Corp.*	27,266	2,424,220
Summit Materials, Inc. — Class A*	56,999	2,224,671
Knight-Swift Transportation Holdings, Inc.	41,176	2,221,445
Arcosa, Inc.	22,259	2,109,263
Esab Corp.	17,167	1,825,024
Johnson Controls International plc	23,398	1,815,919
Advanced Energy Industries, Inc.	17,231	1,813,391
MDU Resources Group, Inc.	65,679	1,800,261
A O Smith Corp.	13,640	1,225,281
Littelfuse, Inc.	4,014	1,064,713
Park Aerospace Corp.	71,234	928,179
Timken Co.	9,965	839,950
Gates Industrial Corporation plc*	45,263	794,365
Sonoco Products Co.	14,059	768,043
GATX Corp.	3,304	437,615
Regal Rexnord Corp.	2,219	368,088
Stoneridge, Inc.*	16,760	187,544
Total Industrial		35,734,155
Financial - 18.5%
Unum Group	59,266	3,522,771
Stifel Financial Corp.	34,012	3,193,727
Jefferies Financial Group, Inc.	50,599	3,114,368
Old Republic International Corp.	85,121	3,014,986
First Horizon Corp.	152,016	2,360,808
Jones Lang LaSalle, Inc.*	8,544	2,305,257
Prosperity Bancshares, Inc.	30,596	2,205,054
Alexandria Real Estate Equities, Inc. REIT	18,371	2,181,556
First Merchants Corp.	47,293	1,759,300
Stewart Information Services Corp.	19,968	1,492,408
WisdomTree, Inc.	115,828	1,157,122
Apple Hospitality REIT, Inc.	73,846	1,096,613
Axos Financial, Inc.*	16,882	1,061,540
Total Financial		28,465,510
Consumer, Non-cyclical - 15.7%
Ingredion, Inc.	27,056	3,718,306
Encompass Health Corp.	32,247	3,116,350
MGP Ingredients, Inc.	35,500	2,955,375
Integer Holdings Corp.*	21,551	2,801,630
Euronet Worldwide, Inc.*	27,103	2,689,431
RadNet, Inc.*	27,013	1,874,432
Enovis Corp.*	43,441	1,870,135
Central Garden & Pet Co. — Class A*	44,680	1,402,944
ICF International, Inc.	7,894	1,316,640
LivaNova plc*	15,871	833,863
Azenta, Inc.*	13,771	667,067
Certara, Inc.*	44,269	518,390
Conagra Brands, Inc.	12,162	395,508
Total Consumer, Non-cyclical		24,160,071
Utilities - 8.4%
Pinnacle West Capital Corp.	46,368	4,107,741
OGE Energy Corp.	95,552	3,919,543
Evergy, Inc.	63,015	3,907,560
Black Hills Corp.	14,399	880,067
Total Utilities		12,814,911
Technology - 8.1%
Teradyne, Inc.	23,592	3,159,677
Leidos Holdings, Inc.	18,664	3,042,232
Science Applications International Corp.	17,501	2,437,364
MACOM Technology Solutions Holdings, Inc.*	20,448	2,275,044
Amkor Technology, Inc.	47,955	1,467,423
Total Technology		12,381,740
Basic Materials - 7.8%
Reliance, Inc.	8,279	2,394,370
Avient Corp.	43,708	2,199,387
Westlake Corp.	12,536	1,884,035
Huntsman Corp.	61,905	1,498,101
Ashland, Inc.	16,517	1,436,484
Nucor Corp.	8,731	1,312,618
MP Materials Corp.*	68,465	1,208,407
Total Basic Materials		11,933,402
Consumer, Cyclical - 7.4%
H&E Equipment Services, Inc.	46,931	2,284,601
MSC Industrial Direct Company, Inc. — Class A	21,442	1,845,298
Sonic Automotive, Inc. — Class A	22,960	1,342,701
Ralph Lauren Corp. — Class A	5,353	1,037,786
AutoNation, Inc.*	5,452	975,472
Crocs, Inc.*	6,202	898,112
Lakeland Industries, Inc.	34,762	698,716
Lear Corp.	5,962	650,752
Century Communities, Inc.	4,498	463,204
Advance Auto Parts, Inc.	11,694	455,949
Newell Brands, Inc.	57,094	438,482
Methode Electronics, Inc.	27,491	328,793
Total Consumer, Cyclical		11,419,866
Energy - 5.7%
Diamondback Energy, Inc.	16,314	2,812,533
Murphy Oil Corp.	39,769	1,341,806
Liberty Energy, Inc. — Class A	66,590	1,271,203
Equities Corp.	29,540	1,082,346
Kinder Morgan, Inc.	46,383	1,024,601
Talos Energy, Inc.*	75,341	779,779
Patterson-UTI Energy, Inc.	48,135	368,233
HydroGen Corp.*,†††,1	672,346	1
Total Energy		8,680,502
Communications - 1.6%
Ciena Corp.*	19,174	1,180,927
Calix, Inc.*	26,643	1,033,482
Luna Innovations, Inc.*	112,826	265,141
Total Communications		2,479,550
Total Common Stocks
(Cost $115,558,650)		148,069,707

Series V (SMid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	308,333	$90
Total Convertible Preferred Stocks
(Cost $294,438)		90

MONEY MARKET FUND***,† - 3.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[3]	5,558,148	$5,558,148
Total Money Market Fund
(Cost $5,558,148)		5,558,148
Total Investments - 100.1%
(Cost $121,411,236)		$153,627,945
Other Assets & Liabilities, net - (0.1)%		(175,615)
Total Net Assets - 100.0%		$153,452,330

*	Non-income producing security.
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
3	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$148,069,706	$—	$1	$148,069,707
Convertible Preferred Stocks	—	—	90	90
Money Market Fund	5,558,148	—	—	5,558,148
Total Assets	$153,627,854	$—	$91	$153,627,945

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24
Common Stocks
HydroGen Corp.*	$1	$–	$–	$–	$–	$1	672,346

*	Non-income producing security.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 25.1%
Industrial - 7.0%
Mueller Industries, Inc.	2,166	$160,501
Boise Cascade Co.	929	130,970
AZZ, Inc.	1,169	96,571
Armstrong World Industries, Inc.	651	85,561
Tennant Co.	882	84,707
Griffon Corp.	1,202	84,140
Apogee Enterprises, Inc.	1,105	77,367
Gates Industrial Corporation plc*	4,270	74,939
Acuity Brands, Inc.	260	71,602
Fabrinet*	283	66,913
SPX Technologies, Inc.*	415	66,176
UFP Industries, Inc.	498	65,342
American Woodmark Corp.*	693	64,761
Granite Construction, Inc.	800	63,424
Vontier Corp.	1,878	63,364
AeroVironment, Inc.*	286	57,343
Federal Signal Corp.	584	54,581
Gibraltar Industries, Inc.*	739	51,678
Itron, Inc.*	476	50,841
Dorian LPG Ltd.	1,451	49,943
Badger Meter, Inc.	217	47,395
Donaldson Company, Inc.	607	44,736
Knowles Corp.*	2,307	41,595
Frontdoor, Inc.*	858	41,175
Powell Industries, Inc.	183	40,624
Applied Industrial Technologies, Inc.	165	36,817
Enerpac Tool Group Corp.	826	34,601
Esab Corp.	298	31,680
Trinity Industries, Inc.	872	30,380
Total Industrial		1,869,727
Consumer, Cyclical - 4.7%
GMS, Inc.*	1,176	106,510
Patrick Industries, Inc.	718	102,222
M/I Homes, Inc.*	551	94,419
Monarch Casino & Resort, Inc.	970	76,892
Kontoor Brands, Inc.	890	72,784
Installed Building Products, Inc.	289	71,172
Signet Jewelers Ltd.	650	67,041
Core & Main, Inc. — Class A*	1,446	64,203
Meritage Homes Corp.	306	62,751
American Eagle Outfitters, Inc.	2,442	54,676
Columbia Sportswear Co.	550	45,755
Steven Madden Ltd.	930	45,561
Travel + Leisure Co.	925	42,624
KB Home	479	41,046
Urban Outfitters, Inc.*	1,056	40,455
Buckle, Inc.	913	40,145
Boot Barn Holdings, Inc.*	239	39,980
Guess?, Inc.	1,797	36,174
Scotts Miracle-Gro Co. — Class A	366	31,732
Vista Outdoor, Inc.*	801	31,383
La-Z-Boy, Inc.	726	31,167
Brinker International, Inc.*	343	26,250
Six Flags Entertainment Corp.	623	25,113
Crocs, Inc.*	141	20,418
Total Consumer, Cyclical		1,270,473
Consumer, Non-cyclical - 4.4%
Alarm.com Holdings, Inc.*	1,596	87,201
Prestige Consumer Healthcare, Inc.*	1,023	73,758
Catalyst Pharmaceuticals, Inc.*	3,450	68,586
Innoviva, Inc.*	3,500	67,585
Integer Holdings Corp.*	519	67,470
Encompass Health Corp.	681	65,812
Alkermes plc*	2,306	64,545
Protagonist Therapeutics, Inc.*	1,354	60,930
Stride, Inc.*	703	59,973
RadNet, Inc.*	790	54,818
Glaukos Corp.*	404	52,633
Corcept Therapeutics, Inc.*	1,036	47,946
Adtalem Global Education, Inc.*	598	45,137
Perdoceo Education Corp.	2,014	44,791
Amphastar Pharmaceuticals, Inc.*	863	41,882
Halozyme Therapeutics, Inc.*	640	36,634
ANI Pharmaceuticals, Inc.*	606	36,154
Krystal Biotech, Inc.*	186	33,857
LeMaitre Vascular, Inc.	362	33,627
Xencor, Inc.*	1,518	30,527
Harmony Biosciences Holdings, Inc.*	711	28,440
H&R Block, Inc.	369	23,450
PROG Holdings, Inc.	451	21,869
LiveRamp Holdings, Inc.*	804	19,923
Ensign Group, Inc.	138	19,847
Ligand Pharmaceuticals, Inc.*,†††	89	–
Ligand Pharmaceuticals, Inc.*,†††	89	–
Total Consumer, Non-cyclical		1,187,395
Technology - 3.3%
Insight Enterprises, Inc.*	449	96,710
ACI Worldwide, Inc.*	1,613	82,102
Progress Software Corp.	1,155	77,812
Photronics, Inc.*	2,269	56,180
FormFactor, Inc.*	1,171	53,866
Axcelis Technologies, Inc.*	495	51,901
Cirrus Logic, Inc.*	413	51,299
Adeia, Inc.	4,295	51,153
Box, Inc. — Class A*	1,504	49,226
SPS Commerce, Inc.*	238	46,212
Veeco Instruments, Inc.*	1,366	45,256
SolarWinds Corp.	3,355	43,783
Dropbox, Inc. — Class A*	1,392	35,399
DigitalOcean Holdings, Inc.*	797	32,191
Agilysys, Inc.*	259	28,223
Teradata Corp.*	895	27,154
DoubleVerify Holdings, Inc.*	1,546	26,035
CommVault Systems, Inc.*	129	19,847
Total Technology		874,349
Financial - 3.0%
OFG Bancorp	1,914	85,977
NMI Holdings, Inc. — Class A*	2,054	84,604
Preferred Bank/Los Angeles CA	926	74,312
First BanCorp	3,318	70,242
International Bancshares Corp.	1,035	61,883
MGIC Investment Corp.	2,264	57,958
PJT Partners, Inc. — Class A	428	57,069
Walker & Dunlop, Inc.	436	49,525
Westamerica BanCorp	969	47,888
MARA Holdings, Inc.*	2,862	46,422

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 25.1% (continued)
Financial - 3.0% (continued)
BancFirst Corp.	441	$46,415
Bancorp, Inc.*	652	34,882
Palomar Holdings, Inc.*	273	25,845
HCI Group, Inc.	199	21,305
Axos Financial, Inc.*	322	20,247
BGC Group, Inc. — Class A	2,021	18,553
Total Financial		803,127
Energy - 1.4%
SM Energy Co.	2,590	103,522
Magnolia Oil & Gas Corp. — Class A	3,531	86,227
Liberty Energy, Inc. — Class A	3,068	58,568
Northern Oil & Gas, Inc.	1,133	40,120
Tidewater, Inc.*	462	33,167
Archrock, Inc.	1,532	31,008
CONSOL Energy, Inc.	285	29,825
Total Energy		382,437
Communications - 0.9%
InterDigital, Inc.	732	103,673
ePlus, Inc.*	782	76,902
HealthStream, Inc.	1,793	51,710
Total Communications		232,285
Basic Materials - 0.4%
Carpenter Technology Corp.	270	43,087
ATI, Inc.*	477	31,916
Cabot Corp.	281	31,407
Total Basic Materials		106,410
Total Common Stocks
(Cost $5,913,036)		6,726,203

MUTUAL FUNDS† - 67.2%
Guggenheim Variable Insurance Strategy Fund III[1]	293,545	7,300,473
Guggenheim Strategy Fund III[1]	281,551	7,007,804
Guggenheim Strategy Fund II1	137,855	3,418,815
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	32,807	328,727
Total Mutual Funds
(Cost $17,997,895)		18,055,819

MONEY MARKET FUND***,† - 4.1%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[2]	1,108,829	1,108,829
Total Money Market Fund
(Cost $1,108,829)		1,108,829
Total Investments - 96.4%
(Cost $25,019,760)		$25,890,851
Other Assets & Liabilities, net - 3.6%		964,844
Total Net Assets - 100.0%		$26,855,695

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	2	Dec 2024	$629,880	$16,575
Russell 2000 Index Mini Futures Contracts	5	Dec 2024	562,450	6,479
NASDAQ-100 Index Mini Futures Contracts	1	Dec 2024	405,415	(72)
			$1,597,745	$22,982

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized (Depreciation)
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 2000 Growth Index	Pay	5.48% (Federal Funds Rate + 0.46%)	At Maturity	10/31/24	1,837	$19,483,093	$–

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company

See Sector Classification in Other Information section.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$6,726,203	$—		$—	*	$6,726,203
Mutual Funds	18,055,819	—		—		18,055,819
Money Market Fund	1,108,829	—		—		1,108,829
Equity Futures Contracts**	23,054	—		—		23,054
Equity Index Swap Agreements**	—	—	*	—		—
Total Assets	$25,913,905	$—		$—		$25,913,905

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$72	$—	$—	$72

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,891,748	$2,416,227	$(2,938,349)	$44,870	$4,319	$3,418,815	137,855	$183,921
Guggenheim Strategy Fund III	6,638,163	275,828	–	–	93,813	7,007,804	281,551	276,979
Guggenheim Ultra Short Duration Fund — Institutional Class	310,899	12,360	–	–	5,468	328,727	32,807	12,415
Guggenheim Variable Insurance Strategy Fund III	6,914,473	288,210	–	–	97,790	7,300,473	293,545	289,368
	$17,755,283	$2,992,625	$(2,938,349)	$44,870	$201,390	$18,055,819		$762,683

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

	Shares	Value
COMMON STOCKS† - 23.3%
Technology - 11.2%
Microsoft Corp.	3,532	$1,519,820
Apple, Inc.	6,077	1,415,941
NVIDIA Corp.	11,029	1,339,362
Broadcom, Inc.	1,818	313,605
Salesforce, Inc.	950	260,024
QUALCOMM, Inc.	1,015	172,601
Applied Materials, Inc.	751	151,740
NXP Semiconductor N.V.	598	143,526
TE Connectivity plc	871	131,512
NetApp, Inc.	1,055	130,303
Akamai Technologies, Inc.*	1,234	124,572
KLA Corp.	147	113,838
Lam Research Corp.	128	104,458
Oracle Corp.	560	95,424
Adobe, Inc.*	105	54,367
Synopsys, Inc.*	77	38,992
Total Technology		6,110,085
Communications - 3.8%
Alphabet, Inc. — Class C	4,674	781,446
Meta Platforms, Inc. — Class A	802	459,097
Amazon.com, Inc.*	2,439	454,459
Expedia Group, Inc.*	936	138,547
GoDaddy, Inc. — Class A*	839	131,538
Motorola Solutions, Inc.	128	57,553
Netflix, Inc.*	53	37,591
Palo Alto Networks, Inc.*	104	35,547
Total Communications		2,095,778
Industrial - 2.9%
Caterpillar, Inc.	502	196,342
Deere & Co.	379	158,168
Builders FirstSource, Inc.*	768	148,884
Amphenol Corp. — Class A	2,279	148,500
Fortive Corp.	1,813	143,100
Jabil, Inc.	1,185	141,999
A O Smith Corp.	1,577	141,662
Masco Corp.	1,603	134,556
Allegion plc	896	130,583
Snap-on, Inc.	449	130,080
Generac Holdings, Inc.*	558	88,655
Total Industrial		1,562,529
Consumer, Non-cyclical - 2.2%
Eli Lilly & Co.	286	253,379
Merck & Company, Inc.	1,486	168,750
United Rentals, Inc.	207	167,614
HCA Healthcare, Inc.	350	142,250
Regeneron Pharmaceuticals, Inc.*	133	139,815
DaVita, Inc.*	815	133,603
AbbVie, Inc.	618	122,043
Monster Beverage Corp.*	746	38,919
Edwards Lifesciences Corp.*	522	34,447
Total Consumer, Non-cyclical		1,200,820
Consumer, Cyclical - 1.7%
Tesla, Inc.*	680	177,908
PulteGroup, Inc.	1,037	148,841
PACCAR, Inc.	1,482	146,244
Carnival Corp.*	7,638	141,150
Lennar Corp. — Class A	736	137,985
Ralph Lauren Corp. — Class A	357	69,212
Wynn Resorts Ltd.	482	46,214
Home Depot, Inc.	100	40,520
Total Consumer, Cyclical		908,074
Financial - 1.2%
American Express Co.	667	180,891
Ameriprise Financial, Inc.	298	140,003
Arch Capital Group Ltd.*	1,249	139,738
Cboe Global Markets, Inc.	585	119,849
Visa, Inc. — Class A	214	58,839
Mastercard, Inc. — Class A	75	37,035
Total Financial		676,355
Basic Materials - 0.2%
CF Industries Holdings, Inc.	1,543	132,389
Utilities - 0.1%
Vistra Corp.	532	63,063
Total Common Stocks
(Cost $9,771,104)		12,749,093

MUTUAL FUNDS† - 70.3%
Guggenheim Strategy Fund III[1]	584,240	14,541,722
Guggenheim Variable Insurance Strategy Fund III[1]	519,825	12,928,051
Guggenheim Strategy Fund II1	267,295	6,628,922
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	425,601	4,264,518
Total Mutual Funds
(Cost $38,226,217)		38,363,213

MONEY MARKET FUND***,† - 6.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.88%[2]	3,415,806	3,415,806
Total Money Market Fund
(Cost $3,415,806)		3,415,806
Total Investments - 99.9%
(Cost $51,413,127)		$54,528,112
Other Assets & Liabilities, net - 0.1%		67,687
Total Net Assets - 100.0%		$54,595,799

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	6	Dec 2024	$674,940	$12,989
S&P 500 Index Mini Futures Contracts	2	Dec 2024	581,600	12,505
			$1,256,540	$25,494

Total Return Swap Agreements

Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	Pay	5.72% (Federal Funds Rate + 0.80%)	At Maturity	10/31/24	10,550	$41,082,027	$–

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of September 30, 2024.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,749,093	$—		$—	$12,749,093
Mutual Funds	38,363,213	—		—	38,363,213
Money Market Fund	3,415,806	—		—	3,415,806
Equity Futures Contracts**	25,494	—		—	25,494
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$54,553,606	$—		$—	$54,553,606

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments ("GI"), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds' annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2024

Transactions during the period ended September 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Shares 09/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,652,769	$4,404,394	$(8,534,905)	$150,860	$(44,196)	$6,628,922	267,295	$396,399
Guggenheim Strategy Fund III	10,621,790	3,729,764	–	–	190,168	14,541,722	584,240	560,916
Guggenheim Ultra Short Duration Fund — Institutional Class	4,033,244	160,342	–	–	70,932	4,264,518	425,601	161,065
Guggenheim Variable Insurance Strategy Fund III	10,670,930	2,091,674	–	–	165,447	12,928,051	519,825	493,161
	$35,978,733	$10,386,174	$(8,534,905)	$150,860	$382,351	$38,363,213		$1,611,541

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust offers shares of the funds to insurance companies for their variable annunity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund	Investment Company Type
Series A (StylePlus ꟷ Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus ꟷ Mid Growth Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus ꟷ Small Growth Series)	Diversified
Series Y (StylePlus ꟷ Large Growth Series)	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”).

Pursuant to Rule 2a-5, the Board designated Security Investors, LLC and Guggenheim Partners Investment Management, LLC (“GPIM" or the "Adviser"), as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Funds seek to comply with regulations that apply to the valuation practices of registered investment companies.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

U.S. Government securities are valued by independent third-party pricing services, the last traded fill price, or at the reported bid price at the close of business on the valuation date.

CLOs, CDOs, MBS, ABS and other structured finance securities are generally valued using a independent third-party pricing serviced.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options onswaps ("swaptions") are valued using a price provided by a pricing service.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements entered into by a Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third-party pricing service.

Typically, loans are valued using information provided by independent third-party pricing services which use broker quotes, among other inputs. If the independent third-party pricing services cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a third-party pricing vendor provider in valuing foreign securities.

A Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third party pricing services as of a time that is prior to the time when the Funds determine their NAV. There can be no assurance in each case that significant events will be identified.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third party pricing services are generally based on methods designed to approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Funds, independent third party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third party pricing services face the same challenges as the Funds in valuing securities and assets and may rely on limited available information. If the independent third party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. A Fund may also use third party service providers to model certain securities to determine fair market value. While a Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, a Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods areintended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivativeinvestments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings ofinterests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subjectto the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited timein which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing businessother than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as thedeadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitionsthat are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is excerised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Funds' Schedules of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

At September 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$243,731,196	$11,504,356	$(355,456)	$11,148,900
Series B (Large Cap Value Series)	152,615,781	59,390,713	(3,326,047)	56,064,666
Series D (World Equity Income Series)	98,487,771	20,011,328	(905,292)	19,106,036
Series E (Total Return Bond Series)	192,368,749	3,157,352	(8,722,679)	(5,565,327)
Series F (Floating Rate Strategies Series)	57,237,277	256,558	(1,657,530)	(1,400,972)
Series J (StylePlus—Mid Growth Series)	152,328,282	5,525,838	(927,694)	4,598,144
Series O (All Cap Value Series)	71,187,408	27,069,609	(1,959,829)	25,109,780
Series P (High Yield Series)	34,832,022	686,030	(2,926,898)	(2,240,868)
Series Q (Small Cap Value Series)	47,421,480	12,554,966	(3,687,787)	8,867,179
Series V (SMid Cap Value Series)	121,439,801	39,938,972	(7,750,828)	32,188,144
Series X (StylePlus—Small Growth Series)	25,086,120	953,768	(126,055)	827,713
Series Y (StylePlus—Large Growth Series)	51,532,857	3,072,266	(51,517)	3,020,749

Note 5– Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of September 30, 2024. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of September 30, 2024, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series E (Total Return Bond Series)
	Authentic Brands	12/21/28	$300,000	$–
	Capstone Acquisition Holdings, Inc.	11/12/29	12,076	68
	Datix Bidco Ltd.	04/25/31	22,000	168
	Lightning A	03/01/37	103,399	–
	MB2 Dental Solutions, LLC	02/13/31	71,380	125
	RLDatix	10/25/30	18,050	137
	Thunderbird A	03/01/37	105,490	–
			$632,395	$498
Series F (Floating Rate Strategies Series)
	Alter Domus	05/14/31	7,506	–
	American Tire Distributors, Inc.	10/22/26	17,526	1,227
	DG Investment Intermediate Holdings 2, Inc.	03/31/28	4,576	20
	Epicor Software	05/30/31	11,217	–
	Focus Financial Partners LLC	09/10/31	19,648	–
	Hobbs & Associates LLC	07/23/31	16,340	41
			$76,813	1,288
Series P (High Yield Series)
	American Tire Distributors, Inc.	10/22/26	6,815	477
	Hobbs & Associates LLC	07/23/31	6,818	17
			$13,633	494

Note 6– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	$–	$60
	Nassau LLC
	2019-1 3.98% due 08/15/34	08/16/19	107,744	98,627
			$107,744	$98,687
Series P (High Yield Series)
	Endo Luxembourg Finance Co I SARL/Endo US, Inc.*	04/23/24	1,343	23
	Endo Luxembourg Finance Co I SARL/Endo US, Inc.*	04/23/24	746	12
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	353,909	1,950
	Sabre GLBL, Inc.
	7.38% due 09/01/25	04/27/22	35,195	34,650
	Sabre GLBL, Inc.
	9.25% due 04/15/25	01/05/22	7,155	6,974
			$398,348	$43,609

*	Non-income producing security.
[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 7– Market Risks

 The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.